UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22597
Parametric Structured Absolute Return Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Common Stocks — 58.7%

Security	Shares	Value

Australia — 1.3%

AGL Energy, Ltd.	5,917	$92,076
Amcor, Ltd.	26,406	206,096
Australia and New Zealand Banking Group, Ltd.	1,062	26,309
BHP Billiton, Ltd.	3,636	134,922
CFS Retail Property Trust	19,764	39,533
Commonwealth Bank of Australia	6,637	358,019
Computershare, Ltd.	3,083	26,889
CSL, Ltd.	1,554	59,177
GPT Group	4,860	16,546
Harvey Norman Holdings, Ltd.	11,022	23,111
Metcash, Ltd.	16,621	68,385
Newcrest Mining, Ltd.	566	15,424
Orica, Ltd.	4,611	128,322
Origin Energy, Ltd.	7,502	103,070
OZ Minerals, Ltd.	4,557	43,877
Qantas Airways, Ltd.(1)	14,895	25,250
Rio Tinto, Ltd.	1,120	76,636
Tabcorp Holdings, Ltd.	6,320	18,852
Tatts Group, Ltd.	6,146	16,506
Telstra Corp., Ltd.	18,316	67,531
Transurban Group	18,854	115,124
Wesfarmers, Ltd.	3,427	107,614
Wesfarmers, Ltd. PPS	965	31,375
Westpac Banking Corp.	3,515	82,835
Woodside Petroleum, Ltd.	731	26,435
Woolworths, Ltd.	3,366	90,760

		$2,000,674

Austria — 0.2%

Immofinanz AG(1)	12,249	$43,125
OMV AG	3,660	123,806
Telekom Austria AG	5,052	55,434
Verbund AG	2,254	63,166
Vienna Insurance Group	448	18,243

		$303,774

Belgium — 0.7%

Anheuser-Busch InBev NV	5,142	$370,612
Belgacom SA	2,620	74,448
Colruyt SA	1,830	74,978
Delhaize Group SA	2,379	115,789
Groupe Bruxelles Lambert SA	1,758	122,007
Mobistar SA	566	21,432
Solvay SA	734	89,413
UCB SA	1,765	82,532
Umicore SA	682	37,035

		$988,246

Bermuda — 0.1%

Arch Capital Group, Ltd.(1)	2,260	$88,773

		$88,773

Brazil — 1.2%

AES Tiete SA, PFC Shares	1,600	$22,412
All America Latina Logistica SA (Units)	4,300	19,581
Banco do Brasil SA	4,400	54,430
Banco Santander Brasil SA ADR	5,200	41,964
BM&F Bovespa SA	10,700	60,176
BR Malls Participacoes SA	4,000	49,692
Bradespar SA, PFC Shares	1,100	20,140
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	2,800	33,653
Cia de Companhia de Concessoes Rodoviarias (CCR)	5,500	42,704
Cia de Saneamento Basico do Estado de Sao Paulo ADR	400	31,664
Cia de Saneamento de Minas Gerais SA ADR	2,400	59,208
Cia de Saneamento de Minas Gerais-Copasa MG	400	9,332
Cia Energetica de Sao Paulo, PFC Shares	1,500	28,565
Cia Hering	2,500	62,036
Cia Paranaense de Energia ADR	1,000	25,050
Cia Siderurgica Nacional SA ADR	2,300	20,516
Cielo SA	1,920	57,616
CPFL Energia SA ADR	800	22,560
Diagnosticos da America SA	5,900	42,560
Embraer SA ADR	1,200	41,568
Gerdau SA ADR	2,600	24,414
Itau Unibanco Holding SA ADR, PFC Shares	7,300	114,537
Light SA	500	6,505
Lojas Americanas SA, PFC Shares	6,700	62,988
Lojas Renner SA	1,900	61,072
Marcopolo SA, PFC Shares	1,800	9,679
Natura Cosmeticos SA	3,000	68,856
OGX Petroleo e Gas Participacoes SA(1)	3,500	24,292
Oi SA ADR	507	3,382
Oi SA ADR, PFC Shares	1,733	31,080
PDG Realty SA Empreendimentos e Participacoes(1)	15,500	36,592
Petroleo Brasileiro SA ADR	8,200	193,028
Redecard SA	2,300	38,732
Tim Participacoes SA ADR	1,100	32,923
Totvs SA	1,300	25,336

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

Tractebel Energia SA	1,400	$24,127
Ultrapar Participacoes SA	1,100	24,988
Vale SA ADR	7,700	170,940
Weg SA	2,200	23,245

		$1,722,143

Canada — 0.2%

Atlantic Power Corp.	1,939	$27,689
Bank of Montreal	742	44,053
Jaguar Mining, Inc.(1)	575	1,558
Lions Gate Entertainment Corp.(1)	6,528	79,837
SXC Health Solutions Corp.(1)	964	87,319
Thomson Reuters Corp.	3,255	97,064
Ultra Petroleum Corp.(1)	985	19,464

		$356,984

Chile — 0.7%

Antarchile SA, Series A	2,300	$41,008
Banco de Chile	566,000	89,258
Banco de Credito e Inversiones	600	43,165
Banco Santander Chile SA ADR	600	49,086
Cap SA	800	33,560
Cencosud SA	11,000	70,068
Cia Cervecerias Unidas SA	2,400	34,409
Colbun SA	111,100	31,606
Corpbanca SA	2,083,900	28,481
Empresa Nacional de Electricidad SA	35,400	64,502
Empresas CMPC SA	12,200	50,148
Empresas Copec SA	5,500	89,116
Enersis SA	147,300	60,092
ENTEL SA	1,600	31,707
Lan Airlines SA	1,900	53,855
Parque Arauco SA(1)	7,600	14,766
Ripley Corp. SA	17,800	19,851
S.A.C.I. Falabella SA	10,500	103,030
Salfacorp SA	14,400	36,809
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,000	58,290
Vina Concha y Toro SA	5,300	11,253

		$1,014,060

China — 2.0%

AAC Technologies Holdings, Inc.	12,000	$35,237
Agricultural Bank of China, Ltd., Class H	134,000	63,203
Air China, Ltd., Class H(1)	40,000	28,892
Anhui Conch Cement Co., Ltd., Class H(1)	23,000	76,511
Baidu, Inc. ADR(1)	1,300	172,510
Bank of Communications, Ltd., Class H	64,000	49,332
Beijing Enterprises Holdings, Ltd.	5,000	27,870
Brilliance China Automotive Holdings, Ltd.(1)	24,000	25,890
BYD Co., Ltd., Class H(1)	8,000	20,902
China CITIC Bank Corp., Ltd., Class H	88,000	55,759
China Coal Energy Co., Class H(1)	63,000	71,977
China Communications Construction Co., Ltd., Class H(1)	39,000	38,860
China Construction Bank Corp., Class H	241,000	187,336
China Eastern Airlines Corp., Ltd., Class H(1)	16,000	5,320
China Life Insurance Co., Ltd., Class H(1)	32,000	85,202
China Longyuan Power Group Corp., Class H(1)	46,000	36,044
China Mengniu Dairy Co., Ltd.	11,000	33,935
China Merchants Bank Co., Ltd., Class H(1)	25,500	55,060
China Merchants Holdings (International) Co., Ltd.	10,000	32,264
China Minsheng Banking Corp, Ltd., Class H	51,000	52,905
China Mobile, Ltd.	29,500	326,564
China National Building Material Co., Ltd., Class H(1)	60,000	80,412
China Overseas Land & Investment, Ltd.	28,000	60,580
China Pacific Insurance (Group) Co., Ltd., Class H(1)	14,400	46,449
China Resources Enterprise, Ltd.	8,000	28,957
China Resources Power Holdings Co., Ltd.	20,000	36,350
China Telecom Corp., Ltd., Class H(1)	116,000	62,170
China Yurun Food Group, Ltd.	14,000	17,779
Citic Pacific, Ltd.	16,000	26,258
Ctrip.com International, Ltd. ADR(1)	1,500	32,505
Digital China Holdings, Ltd.	4,000	7,555
Dongfeng Motor Group Co., Ltd., Class H	20,000	39,169
Focus Media Holding, Ltd. ADR	1,100	26,279
Guangdong Investment, Ltd.	52,000	38,154
Guangzhou Automobile Group Co., Ltd., Class H(1)	22,000	24,290
Home Inns & Hotels Management, Inc. ADR(1)	200	4,752
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	8,900	10,058
Inner Mongolia Yitai Coal Co., Ltd., Class B	14,100	80,622
Jiangxi Copper Co., Ltd., Class H	29,000	69,816
Kunlun Energy Co., Ltd.	46,000	80,490
Lenovo Group, Ltd.	46,000	43,932
Lianhua Supermarket Holdings Ltd., Class H	3,000	3,135
Mindray Medical International, Ltd. ADR	800	26,208
NetEase.com, Inc. ADR(1)	700	42,224
New Oriental Education & Technology Group, Inc. ADR(1)	3,100	82,863
NVC Lighting Holdings, Ltd.	14,000	5,051
Parkson Retail Group, Ltd.	16,500	18,302
PICC Property & Casualty Co., Ltd., Class H	34,000	42,291

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Ports Design, Ltd.(2)	3,000	$4,408
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	27,522
SINA Corp.(1)	500	29,255
Sino Biopharmaceutical, Ltd.	16,000	4,363
Sinopharm Group Co., Ltd., Class H(1)	9,600	24,892
Sinotrans Shipping, Ltd.	24,000	5,712
Sohu.com, Inc.(1)	400	20,628
Sound Global, Ltd.	14,000	5,961
Suntech Power Holdings Co., Ltd. ADR(1)	2,300	5,796
Tingyi (Cayman Islands) Holding Corp.	12,000	31,961
Tsingtao Brewery Co., Ltd., Class H	2,000	12,099
Want Want China Holdings, Ltd.	45,000	55,159
Weichai Power Co., Ltd., Class H(1)	6,000	28,009
WuXi PharmaTech (Cayman), Inc. ADR(1)	500	7,190
Yangzijiang Shipbuilding Holdings, Ltd.	31,000	29,407
Yanzhou Coal Mining Co., Ltd., Class H(1)	34,000	71,211
Zhongsheng Group Holdings, Ltd.	3,500	6,914
ZTE Corp., Class H(1)	8,600	20,763

		$2,909,474

Colombia — 0.4%

Almacenes Exito SA	3,500	$56,798
Bancolombia SA ADR, PFC Shares	1,700	115,311
Cia de Cemento Argos SA	3,300	31,832
Ecopetrol SA	34,200	110,612
Empresa de Energia de Bogota SA	29,900	17,390
Grupo Aval Acciones y Valores SA	56,100	40,427
Grupo de Inversiones Suramericana	1,500	27,202
Grupo Nutresa SA	4,000	49,070
Grupo Odinsa SA	3,356	17,977
Interconexion Electrica SA	8,000	51,748
ISAGEN SA ESP	12,700	17,763

		$536,130

Czech Republic — 0.3%

CEZ AS	5,800	$233,832
Komercni Banka AS	600	110,231
New World Resources PLC, Class A	6,300	42,373
Pegas Nonwovens SA	1,500	34,223
Unipetrol AS(1)	4,700	43,403

		$464,062

Denmark — 0.8%

A.P. Moller - Maersk A/S, Class A	10	$74,588
A.P. Moller - Maersk A/S, Class B	13	101,789
Carlsberg A/S, Class B	150	12,948
Coloplast A/S	900	166,621
Danske Bank A/S(1)	600	9,751
DSV A/S	4,100	93,500
Novo Nordisk A/S, Class B	2,770	408,362
Novozymes A/S, Class B	5,611	147,248
Tryg A/S	900	50,250
William Demant Holding A/S(1)	650	61,411

		$1,126,468

Egypt — 0.3%

Alexandria Mineral Oils Co.	1,600	$22,630
Commercial International Bank	15,500	66,059
Eastern Tobacco	2,550	38,017
Egypt Kuwaiti Holding Co.	21,700	24,055
Egyptian Financial Group-Hermes Holding SAE(1)	11,900	26,337
Egyptian International Pharmaceutical Industrial Co.	6,300	35,325
El Sewedy Cables Holding Co.	2,000	7,103
Ezz Steel	23,000	27,528
Juhayna Food Industries	15,700	11,274
Orascom Construction Industries (OCI)	2,200	96,601
Orascom Telecom Holding SAE(1)	79,500	43,723
Orascom Telecom Media And Technology Holding SAE(1)	29,400	6,857
Sidi Kerir Petrochemicals Co.	16,100	32,497
Talaat Moustafa Group(1)	34,700	23,916
Telecom Egypt	10,800	23,013

		$484,935

Finland — 0.6%

Elisa Oyj	2,889	$65,151
Fortum Oyj	2,249	48,375
Kesko Oyj, Class B	1,050	28,085
Kone Oyj, Class B	3,397	210,220
Nokia Oyj	33,292	120,574
Nokian Renkaat Oyj	1,961	93,092
Orion Oyj, Class B	1,884	38,431
Pohjola Bank PLC	3,625	39,012
Sampo Oyj	3,716	98,939
Sanoma Oyj	1,727	18,059
Stora Enso Oyj	7,820	53,525

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Finland (continued)

UPM-Kymmene Oyj	1,212	$15,554
Wartsila Oyj	2,547	103,211

		$932,228

France — 1.3%

Air Liquide SA	2,590	$333,144
AtoS	909	58,577
Christian Dior SA	170	25,634
Compagnie Generale des Etablissements Michelin, Class B	1,117	83,476
Dassault Systemes SA	1,193	115,768
EDF SA	1,645	34,851
Essilor International SA	1,150	101,334
Eutelsat Communications	562	20,010
France Telecom SA	950	13,023
GDF Suez	4,292	98,820
Imerys SA	208	11,852
JC Decaux SA(1)	637	18,084
L’Oreal SA	2,730	328,628
LVMH Moet Hennessy Louis Vuitton SA	508	84,275
M6-Metropole Television	1,460	22,432
Neopost SA	1,084	62,387
PPR SA	826	138,231
Sanofi SA	1,393	106,400
Societe BIC SA	703	77,438
Suez Environnement Co. SA	3,598	50,754
Total SA	1,058	50,788
Unibail-Rodamco SE	90	16,841
Vivendi SA	1,144	21,160

		$1,873,907

Germany — 1.3%

Bayerische Motoren Werke AG	1,541	$146,568
Bayerische Motoren Werke AG, PFC Shares	1,138	70,847
Beiersdorf AG	1,695	118,950
Continental AG	106	10,281
Daimler AG	2,331	128,978
Deutsche Lufthansa AG	4,539	59,109
Deutsche Post AG	3,670	68,533
Deutsche Telekom AG	3,581	40,375
E.ON AG	1,092	24,725
Fraport AG	277	18,012
Fresenius Medical Care AG & Co. KGaA	261	18,534
Hannover Rueckversicherung AG	1,117	67,598
Henkel AG & Co. KGaA	2,200	134,707
Henkel AG & Co. KGaA, PFC Shares	1,462	108,795
Linde AG	800	136,930
Porsche Automobil Holding SE, PFC Shares	486	29,692
SAP AG	6,760	448,279
Siemens AG	1,314	121,966
ThyssenKrupp AG	659	15,628
United Internet AG	2,768	54,778
Volkswagen AG	97	16,570
Volkswagen AG, PFC Shares	507	96,106

		$1,935,961

Greece — 0.0%(3)

Coca-Cola Hellenic Bottling Co. SA(1)	1,654	$32,853
OPAP SA	724	6,470
Public Power Corp. SA	903	3,037

		$42,360

Hong Kong — 1.0%

Bank of East Asia, Ltd.	26,600	$99,144
BOC Hong Kong (Holdings), Ltd.	49,000	151,767
Cathay Pacific Airways, Ltd.	30,000	50,755
Cheung Kong Infrastructure Holdings, Ltd.	10,000	59,134
CLP Holdings, Ltd.	14,500	124,130
Hang Lung Group, Ltd.	14,000	87,226
Hang Seng Bank, Ltd.	16,500	225,957
Hong Kong & China Gas Co., Ltd.	65,000	166,036
Hopewell Holdings, Ltd.	13,000	34,842
Link REIT (The)	50,000	207,376
MTR Corp., Ltd.	27,000	95,759
Power Assets Holdings, Ltd.	20,500	153,316
Shangri-La Asia, Ltd.	4,000	8,476
Wing Hang Bank, Ltd.	3,500	37,106

		$1,501,024

Hungary — 0.3%

EGIS Pharmaceuticals PLC	100	$6,677
FHB Mortgage Bank Rt.(1)	3,500	9,234
Magyar Telekom Rt.	29,900	75,214
MOL Hungarian Oil & Gas Rt.(1)	1,470	121,532
OTP Bank Rt.	7,720	135,329
Richter Gedeon Rt.	710	122,698

		$470,684

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India — 0.1%

Dr. Reddy’s Laboratories, Ltd. ADR	600	$20,298
Infosys, Ltd. ADR	3,200	151,520

		$171,818

Indonesia — 0.7%

Adaro Energy PT	170,500	$34,356
AKR Corporindo Tbk PT	18,000	8,059
Bakrie & Brothers Tbk PT(1)	989,000	5,365
Bank Central Asia Tbk PT	104,500	90,748
Bank Mandiri Tbk PT	60,500	48,518
Bank Negara Indonesia Persero Tbk PT	64,000	27,920
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,500	6,418
Bank Rakyat Indonesia PT	67,500	48,595
Bumi Resources Tbk PT	156,500	34,365
Energi Mega Persada Tbk PT(1)	355,500	7,434
Gudang Garam Tbk PT	8,500	54,588
Indo Tambangraya Megah Tbk PT	5,000	21,579
Indocement Tunggal Prakarsa Tbk PT	17,500	34,267
Indofood Sukses Makmur Tbk PT	94,500	49,658
Jasa Marga Tbk PT	52,500	30,464
Kalbe Farma Tbk PT	129,000	56,320
Lippo Karawaci Tbk PT	274,500	24,738
Perusahaan Gas Negara PT	146,500	53,198
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	41,000	13,004
Semen Gresik (Persero) Tbk PT	27,500	36,244
Tambang Batubara Bukit Asam Tbk PT	10,000	20,017
Telekomunikasi Indonesia Tbk PT	129,500	119,408
Unilever Indonesia Tbk PT	23,000	49,615
United Tractors Tbk PT	25,500	81,801
XL Axiata Tbk PT	47,500	27,867

		$984,546

Ireland — 0.4%

Accenture PLC, Class A	3,051	$198,162
Cooper Industries PLC, Class A	1,350	84,469
CRH PLC	2,804	56,894
Elan Corp. PLC(1)	4,482	61,790
Kerry Group PLC, Class A	4,755	217,155

		$618,470

Israel — 0.6%

Bank Hapoalim B.M.	29,520	$109,546
Bank Leumi Le-Israel B.M.	26,716	83,572
Bezeq Israeli Telecommunication Corp., Ltd.	32,974	54,972
Cellcom Israel, Ltd.	887	11,179
Delek Group, Ltd.	104	20,244
Elbit Systems, Ltd.	1,044	38,087
Israel Chemicals, Ltd.	11,772	134,658
Israel Corp., Ltd.	24	15,643
Israel Discount Bank, Ltd., Series A(1)	24,830	32,201
Mizrahi Tefahot Bank, Ltd.(1)	3,914	35,268
NICE Systems, Ltd.(1)	1,975	75,717
Partner Communications Co., Ltd.	2,935	21,937
Teva Pharmaceutical Industries, Ltd. ADR	6,729	307,784

		$940,808

Italy — 0.9%

A2A SpA	14,259	$9,048
Atlantia SpA	3,661	55,510
Autogrill SpA	2,204	21,946
Banca Carige SpA	12,428	12,992
Enel Green Power SpA	7,388	11,929
Enel SpA	10,849	35,578
ENI SpA	19,095	424,287
EXOR SpA	706	16,438
Luxottica Group SpA	2,345	83,851
Mediaset SpA	2,115	5,034
Parmalat SpA	23,143	52,347
Pirelli & C. SpA	9,043	110,186
Prysmian SpA	523	8,519
Saipem SpA	2,414	119,316
Snam Rete Gas SpA	37,082	176,161
Telecom Italia SpA(1)	13,750	15,599
Telecom Italia SpA RSP(1)	33,248	31,141
Tenaris SA	867	16,876
Terna Rete Elettrica Nazionale SpA	22,158	82,312

		$1,289,070

Japan — 2.6%

ABC-Mart, Inc.	700	$25,491
All Nippon Airways Co., Ltd.	19,000	55,764
Aozora Bank, Ltd.	16,000	41,037
Bank of Kyoto, Ltd. (The)	8,000	67,774
Bank of Yokohama, Ltd. (The)	18,000	87,175
Benesse Holdings, Inc.	500	24,826
Canon, Inc.	700	31,729
Chiba Bank, Ltd. (The)	9,000	54,680
Chugai Pharmaceutical Co., Ltd.	3,500	62,994

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Chugoku Bank, Ltd. (The)	6,000	$75,817
Daihatsu Motor Co., Ltd.	2,000	37,754
Dainippon Sumitomo Pharma Co., Ltd.	3,400	34,050
DeNA Co., Ltd.	100	3,138
Electric Power Development Co., Ltd.	600	16,602
FamilyMart Co., Ltd.	1,300	57,866
Gunma Bank, Ltd. (The)	11,000	55,812
Hachijuni Bank, Ltd. (The)	8,000	43,538
Hamamatsu Photonics K.K.	2,800	111,268
Hiroshima Bank, Ltd. (The)	14,000	56,876
Honda Motor Co., Ltd.	4,700	169,149
Idemitsu Kosan Co., Ltd.	100	9,208
Isetan Mitsukoshi Holdings, Ltd.	5,600	60,997
ITOCHU Corp.	1,000	11,314
ITOCHU Techno-Solutions Corp.	700	31,939
Iyo Bank, Ltd. (The)	5,000	41,493
Japan Prime Realty Investment Corp.	7	20,103
Japan Real Estate Investment Corp.	3	26,577
Joyo Bank, Ltd. (The)	3,000	13,096
JX Holdings, Inc.	1,300	7,333
Kamigumi Co., Ltd.	5,000	40,185
Kansai Paint Co., Ltd.	5,000	53,816
Keikyu Corp.	3,000	25,755
Keio Corp.	13,000	94,025
Keyence Corp.	500	118,012
Kintetsu Corp.	7,000	24,694
Kyowa Hakko Kirin Co., Ltd.	5,000	52,557
Lawson, Inc.	1,400	92,688
McDonald’s Holdings Co. (Japan), Ltd.	2,500	70,946
Miraca Holdings, Inc.	500	19,692
Mitsubishi Logistics Corp.	1,000	10,969
Mitsubishi Tanabe Pharma Corp.	3,000	41,641
Mizuho Financial Group, Inc.	16,500	26,012
NGK Spark Plug Co., Ltd.	3,000	42,829
Nidec Corp.	400	35,947
Nippon Electric Glass Co., Ltd.	1,000	8,080
Nippon Telegraph & Telephone Corp.	300	13,574
Nishi-Nippon City Bank, Ltd. (The)	13,000	34,384
Nitori Co., Ltd.	100	9,202
NTT DoCoMo, Inc.	133	227,097
Odakyu Electric Railway Co., Ltd.	11,000	101,952
OMRON Corp.	300	6,374
Ono Pharmaceutical Co., Ltd.	1,500	84,931
Oracle Corp. Japan	900	34,762
Oriental Land Co., Ltd.	900	99,784
Rakuten, Inc.	128	142,764
Rinnai Corp.	500	36,427
Sankyo Co., Ltd.	400	19,286
Santen Pharmaceutical Co., Ltd.	1,700	71,143
Seven Bank, Ltd.	8,300	20,507
Shikoku Electric Power Co., Inc.	3,300	85,238
Shizuoka Bank, Ltd. (The)	8,000	83,718
Sumitomo Corp.	2,100	29,843
Sumitomo Heavy Industries, Ltd.	1,000	5,158
Sumitomo Metal Mining Co., Ltd.	1,000	13,117
Suruga Bank, Ltd.	4,000	39,895
Suzuken Co., Ltd.	1,200	36,296
Sysmex Corp.	600	24,113
Taisho Pharmaceutical Holdings Co., Ltd.	200	16,006
Takashimaya Co., Ltd.	6,000	45,480
Takeda Pharmaceutical Co., Ltd.	400	17,454
TEIJIN, Ltd.	3,000	10,089
Toho Gas Co., Ltd.	9,000	54,305
Tokyo Gas Co., Ltd.	10,000	48,256
TonenGeneral Sekiyu K.K.	10,000	93,534
Tsumura & Co.	1,500	40,079
Uni-Charm Corp.	2,300	128,665
USS Co., Ltd.	610	61,877
Yahoo! Japan Corp.	26	7,803
Yakult Honsha Co., Ltd.	1,500	55,255
Yokogawa Electric Corp.	1,400	13,438

		$3,905,054

Kuwait — 0.2%

Al Ahli Bank of Kuwait KSC	10,500	$21,917
Boubyan Petrochemicals Co.	20,000	44,553
Commercial Bank of Kuwait SAK(1)	5,000	14,034
Gulf Bank(1)	15,750	24,931
Gulf Cable and Electrical Industries Co.	2,500	11,668
Kuwait Finance House KSC	10,800	28,333
Kuwait Foods Co. (Americana)	2,500	12,234
Mobile Telecommunications Co.	20,000	53,158
National Bank of Kuwait SAK	13,750	52,472
National Industries Group Holding(1)	50,000	40,262

		$303,562

Luxembourg — 0.0%(3)

SES SA	782	$18,737

		$18,737

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia — 0.6%

Airasia Bhd	23,600	$25,893
AMMB Holdings Bhd	12,100	24,960
Axiata Group Bhd	25,300	44,392
Batu Kawan Bhd	4,600	28,532
Boustead Holdings Bhd	12,050	20,786
British American Tobacco Malaysia Bhd	2,300	42,178
Dialog Group Bhd	29,800	22,204
Digi.com Bhd	20,300	27,016
Gamuda Bhd	22,400	26,274
Genting Bhd	13,700	46,697
Hong Leong Bank Bhd	6,900	27,850
IJM Corp. Bhd	16,200	29,247
IOI Corp. Bhd	18,900	32,547
Kencana Petroleum Bhd(1)	24,400	26,533
Kuala Lumpur Kepong Bhd	3,100	24,177
Lafarge Malayan Cement Bhd	2,700	6,402
Malayan Banking Bhd	16,100	45,850
Malaysian Resources Corp. Bhd	9,600	5,275
Maxis Bhd	16,300	32,936
Multi-Purpose Holdings Bhd	23,600	20,843
Parkson Holdings Bhd	14,600	25,114
Petronas Chemicals Group Bhd	30,400	65,453
Petronas Dagangan Bhd	4,800	30,728
PPB Group Bhd	4,300	23,762
Public Bank Bhd	9,800	44,247
Resorts World Bhd	20,400	25,825
RHB Capital Bhd	10,200	24,790
SapuraCrest Petroleum Bhd	13,400	22,424
Sime Darby Bhd	23,500	75,520
Telekom Malaysia Bhd	16,600	29,468
Tenaga Nasional Bhd	16,000	33,970

		$961,893

Mexico — 1.4%

Alfa SAB de CV, Series A	6,600	$94,420
America Movil SAB de CV ADR, Series L	19,500	519,675
Bolsa Mexicana de Valores SAB de CV	3,700	7,394
Cemex SAB de CV ADR(1)	13,104	94,742
Coca Cola Femsa SAB de CV ADR(1)	300	31,785
Compartamos SAB de CV	22,900	27,847
Corporacion GEO SAB de CV, Series B(1)	4,400	5,877
Embotelladoras Arca SAB de CV	5,300	26,960
Empresas ICA SAB de CV(1)	20,700	37,472
Fomento Economico Mexicano SA de CV ADR	1,400	113,764
Genomma Lab Internacional SA de CV(1)	9,700	17,053
Grupo Aeroportuario del Pacifico SAB de CV ADR	200	7,742
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,000	8,210
Grupo Bimbo SA de CV, Series A	19,100	45,573
Grupo Carso SA de CV, Series A1	13,600	45,939
Grupo Elektra SA de CV	500	30,439
Grupo Financiero Banorte SAB de CV, Class O	36,800	177,475
Grupo Financiero Inbursa SAB de CV, Class O	63,000	138,566
Grupo Mexico SAB de CV, Series B	49,043	151,166
Grupo Modelo SA de CV, Series C	5,300	37,453
Grupo Televisa SA ADR	4,000	87,880
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	12,087
Industrias CH SAB de CV, Series B(1)	1,900	8,620
Industrias Penoles SA de CV	1,500	70,279
Inmuebles Carso SAB de CV(1)	8,000	7,094
Kimberly-Clark de Mexico SAB de CV, Class A	14,100	28,739
Mexichem SAB de CV	9,100	33,917
Minera Frisco SAB de CV(1)	6,700	28,999
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	7,323
TV Azteca SAB de CV, Series CPO	9,900	6,475
Wal-Mart de Mexico SAB de CV, Series V	44,000	125,826

		$2,036,791

Morocco — 0.3%

Attijariwafa Bank	2,200	$86,742
Banque Centrale Populaire	1,400	32,253
Banque Marocaine du Commerce Exterieur (BMCE)	2,400	56,142
Ciments du Maroc	100	11,284
Cosumar Compagnie Sucriere Marocaine et de Raffinage	100	19,717
Delta Holding SA	1,800	8,558
Douja Promotion Groupe Addoha SA	5,400	40,064
Lafarge Ciments	300	53,811
Managem	200	38,292
Maroc Telecom	6,700	102,603

		$449,466

Netherlands — 1.1%

Akzo Nobel NV	2,570	$137,831
ASML Holding NV	5,376	273,547
Core Laboratories NV	558	76,435
Delta Lloyd NV	419	7,067
European Aeronautic Defence & Space Co.	4,342	171,590
Heineken Holding NV	757	35,059
Heineken NV	2,430	133,002
Koninklijke Ahold NV	14,060	178,455

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands (continued)

Koninklijke DSM NV	2,280	$130,838
Koninklijke KPN NV	20,678	185,645
Koninklijke Vopak NV	632	40,761
Philips Electronics NV(1)	1,237	24,617
QIAGEN NV(1)	4,497	74,356
Reed Elsevier NV	1,672	19,731
Royal Boskalis Westminster NV	640	23,378
Unilever NV	3,714	127,220
Vistaprint NV(1)	466	17,377

		$1,656,909

New Zealand — 0.2%

Auckland International Airport, Ltd.	35,350	$73,021
Chorus, Ltd.(1)	8,812	24,608
Contact Energy, Ltd.(1)	6,286	24,898
Fletcher Building, Ltd.	7,726	39,415
Sky City Entertainment Group, Ltd.	21,246	66,671
Telecom Corporation of New Zealand, Ltd.	32,008	68,816

		$297,429

Norway — 0.7%

DNB ASA	2,484	$26,774
Gjensidige Forsikring ASA	3,030	34,138
Norsk Hydro ASA	31,400	153,113
Orkla ASA	13,600	99,885
Seadrill, Ltd.	2,000	77,544
Statoil ASA	13,750	368,945
Telenor ASA	12,200	224,253
Yara International ASA	300	14,706

		$999,358

Panama — 0.0%(3)

Banco Latinoamericano de Comercio Exterior SA, Class E	936	$19,516
Copa Holdings SA, Class A	465	37,809

		$57,325

Peru — 0.4%

Alicorp SA	15,700	$42,453
Cia de Minas Buenaventura SA ADR	3,300	136,191
Credicorp, Ltd. ADR	900	117,819
Ferreyros SA	24,400	26,983
Grana y Montero SA	6,500	22,057
Intergroup Financial Services Corp.	500	16,400
Luz del Sur SAA	6,300	17,727
Southern Copper Corp.	3,807	125,174
Volcan Cia Minera SA, Class B	18,641	22,450

		$527,254

Philippines — 0.4%

Aboitiz Equity Ventures, Inc.	41,200	$49,632
Aboitiz Power Corp.	30,200	24,268
Alliance Global Group, Inc.	30,000	8,742
Ayala Corp.	2,600	26,425
Ayala Land, Inc.	65,600	33,185
Bank of the Philippine Islands	18,400	32,014
DMCI Holdings, Inc.	6,600	9,295
International Container Terminal Services, Inc.	4,500	7,221
JG Summit Holding, Inc.	50,500	39,785
Jollibee Foods Corp.	12,900	34,191
Manila Electric Co.	3,700	23,040
Metro Pacific Investments Corp.	263,000	27,873
Philex Mining Corp.	49,400	29,150
Philippine Long Distance Telephone Co.	770	47,113
Robinsons Land Corp.	20,000	8,177
San Miguel Corp.	9,500	25,244
Semirara Mining Corp.	5,500	32,694
SM Investments Corp.	3,300	54,412
SM Prime Holdings, Inc.	71,600	28,288

		$540,749

Poland — 0.6%

Agora SA	5,100	$19,251
Asseco Poland SA	2,600	38,704
Bank Pekao SA	1,400	66,063
Boryszew SA(1)	14,000	3,115
BRE Bank SA(1)	320	29,342
Budimex SA	150	3,772
Cyfrowy Polsat SA(1)	9,000	39,732
Emperia Holding SA	750	25,986
Enea SA	800	4,224
Eurocash SA	3,700	45,168
ING Bank Slaski SA	400	10,266
Jastrzebska Spolka Weglowa SA(1)	680	20,035
KGHM Polska Miedz SA	1,740	76,937
KOPEX SA(1)	550	3,358
Lubelski Wegiel Bogdanka SA	540	21,769
Netia SA(1)	2,300	4,407
NG2 SA	1,500	27,562
PBG SA	740	5,960

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)

Polimex-Mostostal SA	32,200	$10,426
Polish Oil & Gas	25,500	33,027
Polska Grupa Energetyczna SA	11,500	68,835
Polski Koncern Naftowy Orlen SA(1)	4,200	48,999
Powszechna Kasa Oszczednosci Bank Polski SA	9,600	102,965
Powszechny Zaklad Ubezpieczen SA	700	70,829
Tauron Polska Energia SA	23,200	34,413
Telekomunikacja Polska SA	13,350	69,811
TVN SA	8,900	27,079
Zaklady Azotowe Pulawy SA	120	3,654

		$915,689

Portugal — 0.2%

CIMPOR-Cimentos de Portugal, SGPS, SA	7,687	$56,234
EDP - Energias de Portugal SA	27,302	78,076
Galp Energia, SGPS, SA, Class B	3,874	60,989
Jeronimo Martins, SGPS, SA	4,644	86,910
Portugal Telecom, SGPS, SA	7,749	41,698

		$323,907

Qatar — 0.3%

Commercial Bank of Qatar	1,900	$37,526
Industries Qatar	2,940	117,732
Masraf Al Rayan	8,650	63,509
Qatar Electricity & Water Co.	880	34,395
Qatar Gas Transport Co., Ltd. (NAKILAT)	7,100	32,202
Qatar National Bank	3,178	116,168
Qatar National Cement Co.	600	17,536
Qatar Telecom QSC	2,210	85,204

		$504,272

Russia — 1.3%

CTC Media, Inc.	3,900	$42,237
Federal Grid Co. Unified Energy System JSC	3,969,600	36,167
Federal Hydrogenerating Co. ADR	14,400	50,112
LUKOIL OAO ADR	2,900	178,412
Mail.ru Group, Ltd. GDR(1)(4)	400	17,300
Mechel ADR(1)	2,900	25,201
MMC Norilsk Nickel GDR	4,000	71,159
Mobile TeleSystems OJSC	13,100	103,963
Novolipetsk Steel GDR(4)	1,300	28,080
OAO Gazprom ADR	28,600	331,247
OAO Inter Rao Ues	41,577,400	38,750
OAO Tatneft GDR	1,700	62,900
Pharmstandard OJSC GDR(1)(4)	2,600	45,500
PIK Group GDR(1)(4)	9,700	22,407
Rosneft Oil Co. OJSC GDR(1)(4)	10,200	72,917
Rostelecom(1)	15,600	72,484
Sberbank of Russia ADR	23,800	308,265
Severstal OAO GDR(4)	1,000	13,530
Surgutneftegas OJSC ADR	6,700	67,109
Surgutneftegas OJSC ADR, PFC Shares	65,700	43,589
Uralkali OJSC GDR(4)	1,500	56,765
VimpelCom, Ltd. ADR	4,800	48,912
VTB Bank OJSC GDR(1)(4)	15,600	65,380
X5 Retail Group NV GDR(1)(4)	2,100	53,088
Yandex NV, Class A(1)	1,300	30,836

		$1,886,310

Singapore — 1.0%

Ascendas Real Estate Investment Trust	39,000	$65,426
Avago Technologies, Ltd.	1,933	66,650
ComfortDelGro Corp., Ltd.	14,000	17,283
DBS Group Holdings, Ltd.	31,000	348,265
Fraser and Neave, Ltd.	1,000	5,675
Genting Singapore PLC(1)	11,000	15,327
Oversea-Chinese Banking Corp., Ltd.	32,000	231,087
Singapore Airlines, Ltd.	13,000	112,134
Singapore Press Holdings, Ltd.	30,000	96,116
Singapore Technologies Engineering, Ltd.	12,000	29,142
Singapore Telecommunications, Ltd.	71,000	178,598
United Overseas Bank, Ltd.	15,000	232,731
UOL Group, Ltd.	15,000	54,665

		$1,453,099

South Africa — 1.3%

ABSA Group, Ltd.	1,900	$39,156
Adcock Ingram Holdings, Ltd.	2,900	22,732
AECI, Ltd.	800	9,164
African Bank Investments, Ltd.	5,200	25,997
African Rainbow Minerals, Ltd.	1,000	23,306
Anglo Platinum, Ltd.	400	26,014
AngloGold Ashanti, Ltd.	2,000	68,578
Aquarius Platinum, Ltd.	2,700	5,727
Aveng, Ltd.	6,900	35,264
AVI, Ltd.	1,800	11,168
Barloworld, Ltd.	3,600	45,403
Bidvest Group, Ltd.	2,700	63,903
Capital Property Fund	19,700	23,518
Clicks Group, Ltd.	4,400	26,461

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)

Discovery Holdings, Ltd.	4,000	$26,473
FirstRand, Ltd.	20,200	65,695
Harmony Gold Mining Co., Ltd.	3,100	30,145
Impala Platinum Holdings, Ltd.	2,400	46,851
Imperial Holdings, Ltd.	1,800	39,139
Kumba Iron Ore, Ltd.	700	49,573
Kumba Resources, Ltd.	1,300	34,659
Liberty Holdings, Ltd.	800	9,078
Massmart Holdings, Ltd.	1,300	27,974
Medi-Clinic Corp., Ltd.	1,800	9,099
MMI Holdings, Ltd.	10,100	22,749
Mondi, Ltd.	1,000	9,223
Mr. Price Group, Ltd.	2,600	35,212
MTN Group, Ltd.	19,400	339,264
Murray & Roberts Holdings, Ltd.(1)	7,100	26,167
Nampak, Ltd.	2,900	8,373
Nedbank Group, Ltd.	1,300	28,369
Netcare, Ltd.	15,000	27,129
Remgro, Ltd.	2,500	42,364
Reunert, Ltd.	3,500	32,411
RMB Holdings, Ltd.	6,300	27,234
Sanlam, Ltd.	8,100	34,948
Sasol, Ltd.	2,600	123,616
Shoprite Holdings, Ltd.	2,700	46,701
Spar Group, Ltd.	2,000	31,289
Standard Bank Group, Ltd.	6,000	88,634
Steinhoff International Holdings, Ltd.(1)	12,600	45,979
Sun International, Ltd.	700	7,400
Telkom South Africa, Ltd.	2,100	6,428
Tiger Brands, Ltd.	900	33,009
Truworths International, Ltd.	3,500	37,397
Vodacom Group (Pty), Ltd.	3,000	41,714
Wilson Bayly Holmes-Ovcon, Ltd.	1,600	27,993
Woolworths Holdings, Ltd.	7,400	46,324

		$1,935,004

South Korea — 1.3%

Asiana Airlines, Inc.(1)	3,000	$16,924
BS Financial Group, Inc.	3,040	31,129
Celltrion, Inc.	1,330	37,317
Cheil Industries, Inc.	440	37,522
Cheil Worldwide, Inc.	400	6,941
CJ Corp.	100	6,893
Dongbu Insurance Co., Ltd.(1)	780	31,063
Hankook Tire Co., Ltd.	1,180	49,779
Hite-Jinro Co., Ltd.	300	6,483
Hynix Semiconductor, Inc.(1)	1,810	44,612
Hyundai Heavy Industries Co., Ltd.	180	44,730
Hyundai Marine & Fire Insurance Co., Ltd.	1,130	28,885
Hyundai Merchant Marine Co., Ltd.(1)	1,080	27,368
Hyundai Motor Co.	600	141,642
Hyundai Steel Co.	430	37,203
Industrial Bank of Korea	2,850	31,295
Kangwon Land, Inc.	1,890	40,461
Korea Electric Power Corp.(1)	2,200	42,205
Korea Express Co., Ltd.(1)	100	6,891
Korea Zinc Co., Ltd.	110	35,436
Korean Air Lines Co., Ltd.(1)	660	25,861
Korean Reinsurance Co.(1)	2,478	29,928
KT&G Corp.	810	55,589
LG Chem, Ltd.	210	52,492
LG Corp.	520	26,319
LG Display Co., Ltd.(1)	1,210	26,711
LG Electronics, Inc.	750	46,274
LG Hausys, Ltd.	100	5,710
LIG Insurance Co., Ltd.	1,290	26,713
NHN Corp.	200	45,213
POSCO	300	99,384
S-Oil Corp.	350	30,006
Samsung C&T Corp.	630	42,619
Samsung Electro-Mechanics Co., Ltd.	350	33,669
Samsung Electronics Co., Ltd.	330	403,907
Samsung Fine Chemicals Co., Ltd.	470	22,446
Samsung Fire & Marine Insurance Co., Ltd.	300	57,251
Samsung Heavy Industries Co., Ltd.	1,010	36,926
Samsung Life Insurance Co., Ltd.	720	63,560
Samsung Securities Co., Ltd.(1)	490	21,547
SK Broadband Co., Ltd.(1)	1,600	4,558
SK Chemicals Co., Ltd.	200	9,925
TONGYANG Securities, Inc.(1)	1,200	4,629
Woori Finance Holdings Co., Ltd.	3,910	40,908

		$1,916,924

Spain — 0.9%

Abertis Infraestructuras SA	4,368	$67,658
Acerinox SA	597	7,288
ACS Actividades de Construccion y Servicios SA	1,925	35,408
Amadeus IT Holding SA, Class A	3,690	75,541
Banco Popular Espanol SA	3,657	11,695
Bankia SA(1)	28,935	99,381
CaixaBank SA	13,351	46,024
Enagas	3,337	58,626

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Fomento de Construcciones y Contratas SA	2,174	$37,196
Grifols SA(1)	2,771	69,769
Iberdrola SA	27,876	129,895
Indra Sistemas SA	1,720	17,860
Industria de Diseno Textil SA	2,218	199,918
International Consolidated Airlines Group SA(1)	9,886	28,440
Red Electrica Corp. SA	1,728	75,231
Telefonica SA	18,796	274,473
Zardoya Otis SA	4,957	60,782

		$1,295,185

Sweden — 0.9%

Atlas Copco AB, Class A	2,000	$47,593
Atlas Copco AB, Class B	400	8,400
Boliden AB	9,300	149,552
Electrolux AB, Series B	1,561	34,807
Hennes & Mauritz AB, Class B(1)	4,900	168,014
Holmen AB, Class B	761	20,214
Husqvarna AB, Class B	9,200	52,971
Millicom International Cellular SA SDR	825	87,319
Nordea Bank AB	20,600	182,318
Skanska AB	4,200	68,400
Svenska Cellulosa AB, Class B	8,338	132,180
Swedbank AB, Class A	600	9,905
Tele2 AB, Class B	5,100	97,018
Telefonaktiebolaget LM Ericsson, Class B(1)	9,079	90,004
TeliaSonera AB	25,000	166,500

		$1,315,195

Switzerland — 1.4%

ABB, Ltd.(1)	413	$7,526
Allied World Assurance Co. Holdings AG	49	3,526
ARYZTA AG(1)	169	8,513
Baloise Holding AG	767	59,400
Givaudan SA(1)	48	46,598
Kuehne & Nagel International AG	333	40,494
Lindt & Spruengli AG	1	39,165
Lindt & Spruengli AG PC	19	61,936
Nestle SA	7,611	466,472
Novartis AG	6,807	375,857
Roche Holding AG PC	1,927	352,179
Schindler Holding AG	689	87,993
Schindler Holding AG PC	833	107,805
SGS SA	89	172,062
Sonova Holding AG(1)	94	10,389
Swatch Group, Ltd. (The)	245	19,585
Swatch Group, Ltd. (The), Bearer Shares	19	8,778
Swiss Life Holding AG(1)	61	6,240
Swisscom AG	352	131,090
Synthes, Inc.(4)	138	23,801
Tyco International, Ltd.	1,785	100,192
Weatherford International, Ltd.(1)	909	12,971

		$2,142,572

Taiwan — 1.3%

Acer, Inc.	32,000	$36,470
Advanced Semiconductor Engineering, Inc.	50,000	50,280
Ambassador Hotel	4,000	4,806
Asia Cement Corp.	30,000	35,929
Asia Optical Co., Inc.(1)	4,000	3,305
Asustek Computer, Inc.	6,000	60,273
AU Optronics Corp.	85,000	38,248
Catcher Technology Co., Ltd.	5,000	31,746
Cathay Financial Holding Co., Ltd.	35,000	36,795
Chang Hwa Commercial Bank	36,000	19,849
Cheng Shin Rubber Industry Co., Ltd.	15,000	37,185
Chimei Innolux Corp.(1)	89,000	36,639
China Airlines, Ltd.	68,178	26,388
China Development Financial Holding Corp.	32,000	8,051
Chinatrust Financial Holding Co., Ltd.	61,948	39,268
Chong Hong Construction Co., Ltd.	2,000	4,082
Chunghwa Telecom Co., Ltd.	27,000	84,424
Compal Electronics, Inc.	42,000	48,083
Delta Electronics, Inc.	20,000	59,075
EVA Airways Corp.	9,000	5,379
Far Eastern Department Stores, Ltd.	17,000	18,212
Far Eastern International Bank	17,000	6,709
Far Eastern New Century Corp.	39,000	43,785
Far EasTone Telecommunications Co., Ltd.	15,000	32,458
First Financial Holding Co., Ltd.	38,000	22,644
Formosa Chemicals & Fibre Corp.	19,000	54,841
Formosa Petrochemical Corp.	10,000	30,967
Formosa Plastics Corp.	23,000	65,053
Formosan Rubber Group, Inc.	4,000	2,551
Foxconn International Holdings, Ltd.(1)	16,000	7,566
Foxconn Technology Co., Ltd.	12,000	42,000
Fubon Financial Holding Co., Ltd.	33,000	34,141
Giant Manufacturing Co., Ltd.	6,000	30,001
Goldsun Development & Construction Co., Ltd.	10,000	3,829
Hotai Motor Co., Ltd.	3,000	18,987
Hua Nan Financial Holdings Co., Ltd.	43,026	23,751

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

Kerry TJ Logistics Co., Ltd.	7,000	$7,882
Mega Financial Holding Co., Ltd.	60,000	47,173
Nan Ya Plastics Corp.	29,000	59,502
Pou Chen Corp.	33,000	28,189
President Chain Store Corp.	5,000	26,723
Quanta Computer, Inc.	24,000	62,798
Radiant Opto-Electronics Corp.	10,000	41,719
Radium Life Tech Co., Ltd.	5,368	3,918
Ruentex Industries, Ltd.	11,000	19,019
Sanyang Industrial Co., Ltd.	8,000	4,588
Shin Kong Synthetic Fibers Corp.	12,000	3,613
Siliconware Precision Industries Co., Ltd.	40,000	47,147
Sincere Navigation	6,000	5,951
Solar Applied Materials Technology Corp.	7,000	9,881
Standard Foods Corp.	2,000	6,193
Synnex Technology International Corp.	18,000	42,036
Taishin Financial Holdings Co., Ltd.	54,000	20,737
Taiwan Cement Corp.	23,000	27,261
Taiwan Cooperative Financial Holding Co., Ltd.(1)	35,000	21,509
Taiwan Fertilizer Co., Ltd.	11,000	26,174
Tong Yang Industry Co., Ltd.	5,000	4,940
TPK Holding Co., Ltd.(1)	3,000	36,610
TTY Biopharm Co., Ltd.	2,000	6,885
Uni-President Enterprises Corp.	31,000	48,039
United Microelectronics Corp.	108,000	56,492
Waterland Financial Holdings	12,000	4,080
Wei Chuan Food Corp.	4,000	4,354
Wistron Corp.	29,000	43,264
Yageo Corp.	36,000	10,291
Yieh Phui Enterprise	9,000	3,081
Yuanta Financial Holding Co., Ltd.(1)	56,000	26,676
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	4,050
Yulon Motor Co., Ltd.	13,000	20,714

		$1,885,259

Thailand — 0.8%

Advanced Info Service PCL(5)	19,800	$117,737
Airports of Thailand PCL(5)	3,200	6,438
Bangkok Bank PCL(5)	5,800	36,501
Bangkok Dusit Medical Services PCL(5)	1,800	5,378
Bank of Ayudhya PCL(5)	33,700	30,923
Banpu PCL(5)	1,100	19,919
BEC World PCL(5)	15,500	25,908
Berli Jucker PCL(5)	18,000	24,985
Big C Supercenter PCL(5)	4,000	24,645
Bumrungrad Hospital PCL(5)	3,800	7,524
Central Pattana PCL(5)	3,900	6,347
Charoen Pokphand Foods PCL(5)	35,500	46,933
CP ALL PCL(1)(5)	22,700	56,193
Delta Electronics (Thailand) PCL(5)	7,300	5,853
Dynasty Ceramic PCL(5)	2,900	5,998
Electricity Generating PCL(5)	7,500	23,858
Esso Thailand PCL(5)	18,000	6,845
Glow Energy PCL(5)	13,700	29,900
Hana Microelectronics PCL(5)	8,700	6,323
Home Product Center PCL(5)	13,300	6,044
IRPC PCL(5)	142,000	20,077
Kasikornbank PCL(5)	11,500	60,773
Krung Thai Bank PCL(5)	38,600	22,530
Land & Houses PCL(5)	21,600	5,614
Minor International PCL(5)	44,000	20,120
PTT Exploration & Production PCL(5)	10,200	58,774
PTT Global Chemical PCL(5)	12,700	28,378
PTT PCL(5)	7,600	86,428
Ratchaburi Electricity Generating Holding PCL(5)	3,000	4,072
Robinson Department Store PCL(5)	3,700	6,386
Shin Corp. PCL(5)	3,500	6,494
Siam Cement PCL(5)	2,800	31,843
Siam City Cement PCL(5)	500	5,340
Siam Commercial Bank PCL(5)	15,000	73,129
Siam Makro PCL(5)	600	7,455
Sino Thai Engineering & Construction PCL(5)	35,300	15,465
Thai Beverage PCL	120,000	31,925
Thai Oil PCL(5)	10,200	22,376
Thai Union Frozen Products PCL(5)	9,300	21,997
Thanachart Capital PCL(5)	5,000	5,145
TMB Bank PCL(5)	355,700	19,632
Total Access Communication PCL(5)	13,600	36,484
TPI Polene PCL(5)	11,900	5,451
True Corp. PCL(1)	206,200	24,678

		$1,114,818

Turkey — 0.6%

Akbank TAS	17,200	$63,939
Akenerji Elektrik Uretim AS(1)	1,900	2,305
Aksa Akrilik Kimya Sanayii AS	1,200	2,941
Anadolu Efes Biracilik ve Malt Sanayii AS	2,700	38,060
Arcelik AS	4,800	21,063
BIM Birlesik Magazalar AS	1,500	62,563
Cimsa Cimento Sanayi ve Ticaret AS	800	3,581
Coca-Cola Icecek AS	1,500	21,109
Dogan Sirketler Grubu Holding AS(1)	10,000	4,724

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)

Eczacibasi Ilac Sanayi ve Ticaret AS	2,500	$3,060
Enka Insaat ve Sanayi AS	14,800	46,376
Eregli Demir ve Celik Fabrikalari TAS	28,600	38,969
Ford Otomotiv Sanayi AS	400	3,682
Haci Omer Sabanci Holding AS	10,100	42,007
Ihlas Holding AS(1)	7,300	4,740
Is Gayrimenkul Yatirim Ortakligi AS	4,700	3,132
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	38,500	21,048
KOC Holding AS	16,300	60,540
Koza Altin Isletmeleri AS	1,200	26,003
Petkim Petrokimya Holding AS(1)	15,600	18,555
Tekfen Holding AS	6,700	24,430
Tofas Turk Otomobil Fabrikasi AS	900	3,986
Trakya Cam Sanayii AS	2,200	3,171
Tupras-Turkiye Petrol Rafinerileri AS	2,200	46,067
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	23,500	35,991
Turk Sise ve Cam Fabrikalari AS	7,800	13,331
Turk Telekomunikasyon AS	10,000	43,813
Turkcell Iletisim Hizmetleri AS(1)	15,100	75,130
Turkiye Garanti Bankasi AS(1)	23,400	86,148
Turkiye Halk Bankasi AS	3,400	23,834
Turkiye Is Bankasi	16,900	38,708
Turkiye Sinai Kalkinma Bankasi AS	3,100	4,027
Turkiye Vakiflar Bankasi TAO	12,700	22,796
Ulker Gida Sanayi ve Ticaret AS	1,200	3,636
Yapi ve Kredi Bankasi AS(1)	10,700	19,818
Yazicilar Holding AS	3,200	22,023

		$955,306

United Arab Emirates — 0.4%

Abu Dhabi Commercial Bank (PJSC)(1)	79,300	$71,949
Abu Dhabi National Hotels	13,000	7,068
Air Arabia (PJSC)	60,200	9,651
Aldar Properties (PJSC)	60,000	18,779
Dana Gas(1)	280,000	34,071
DP World, Ltd.	9,000	102,963
Dubai Financial Market(1)	32,100	9,768
Dubai Islamic Bank (PJSC)	26,000	13,912
Emaar Properties (PJSC)(1)	103,300	91,458
First Gulf Bank (PJSC)	15,600	38,130
National Bank of Abu Dhabi (PJSC)	35,235	83,488
Ras Al Khaimah Ceramics(1)	26,200	11,384
Union National Bank	35,200	28,020

		$520,641

United Kingdom — 2.8%

Amdocs, Ltd.(1)	457	$14,624
Anglo American PLC	202	7,806
Aon PLC	2,312	119,762
AstraZeneca PLC	6,729	294,874
BAE Systems PLC	53,857	258,095
BG Group PLC	9,709	229,086
BHP Billiton PLC	5,738	184,717
BP PLC	34,153	246,725
Burberry Group PLC	1,317	31,745
Centrica PLC	46,286	230,297
Compass Group PLC	6,536	68,329
Experian PLC	6,703	105,869
GlaxoSmithKline PLC	3,227	74,548
Imperial Tobacco Group PLC	215	8,598
Kingfisher PLC	37,177	175,325
National Grid PLC	1,714	18,509
Next PLC	3,078	146,381
Reckitt Benckiser Group PLC	334	19,443
Reed Elsevier PLC	6,308	52,199
Resolution, Ltd.	4,229	15,363
Rexam PLC	2,761	19,273
Rolls-Royce Holdings PLC(1)	18,777	251,056
Rolls-Royce Holdings PLC, PFC Shares(1)	1,990,362	3,230
Royal Dutch Shell PLC, Class A	10,850	386,975
Royal Dutch Shell PLC, Class B	7,960	291,292
SABMiller PLC	420	17,652
Sage Group PLC (The)	22,318	103,691
Serco Group PLC	9,381	82,665
Shire PLC	7,124	232,190
SSE PLC	1,270	27,233
Tesco PLC	711	3,664
Unilever PLC	245	8,370
Vodafone Group PLC	79,919	221,213
Whitbread PLC	1,537	48,083
WM Morrison Supermarkets PLC	41,765	190,229

		$4,189,111

United States — 20.3%

3M Co.	2,767	$247,259
A.O. Smith Corp.	271	12,900
Abbott Laboratories	3,419	212,183
Abercrombie & Fitch Co., Class A	251	12,593
ABIOMED, Inc.(1)	190	4,623
AboveNet, Inc.(1)	50	4,159
Acuity Brands, Inc.	62	3,445
Advance Auto Parts, Inc.	215	19,737

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Advanced Energy Industries, Inc.(1)	178	$2,125
Advisory Board Co. (The)(1)	255	23,246
AGL Resources, Inc.	1,729	68,174
Air Products and Chemicals, Inc.	858	73,350
Airgas, Inc.	584	53,518
Akamai Technologies, Inc.(1)	501	16,333
Alaska Air Group, Inc.(1)	1,448	48,942
Alaska Communications Systems Group Inc.	402	1,029
Alcoa, Inc.	3,309	32,197
Alere, Inc.(1)	638	15,242
Alexander & Baldwin, Inc.	40	2,046
Alexion Pharmaceuticals, Inc.(1)	1,008	91,043
Allegheny Technologies, Inc.	423	18,164
Allegiant Travel Co.(1)	56	3,291
Allergan, Inc.	1,480	142,080
Alliant Energy Corp.	254	11,491
Allied Nevada Gold Corp.(1)	550	16,109
Allscripts Healthcare Solutions, Inc.(1)	87	964
Alpha & Omega Semiconductor, Ltd.(1)	4,459	44,100
Altera Corp.	1,429	50,830
Altria Group, Inc.	8,853	285,155
Amazon.com, Inc.(1)	899	208,478
American Express Co.	1,693	101,936
American Greetings Corp.	196	3,136
American States Water Co.	92	3,352
American Tower Corp.	2,130	139,685
American Water Works Co., Inc.	2,751	94,194
Amerigroup Corp.(1)	203	12,537
AmerisourceBergen Corp.	1,177	43,796
Amgen, Inc.	1,531	108,869
Amyris, Inc.(1)	81	254
Analog Devices, Inc.	2,614	101,894
Analogic Corp.	311	21,213
AOL, Inc.(1)	1,281	32,076
Apple, Inc.(1)	890	519,974
Applied Industrial Technologies, Inc.	436	17,135
Applied Materials, Inc.	2,578	30,910
Applied Micro Circuits Corp.(1)	2,388	13,325
AptarGroup, Inc.	278	15,154
Aqua America, Inc.	1,878	42,649
Archipelago Learning, Inc.(1)	1,979	21,908
Ardea Biosciences, Inc.(1)	84	2,676
Arkansas Best Corp.	146	2,240
Artesian Resources Corp., Class A	193	3,684
Arthur J. Gallagher & Co.	913	34,292
Ascena Retail Group, Inc.(1)	684	14,008
Ascent Media Corp., Class A(1)	357	18,385
Associated Banc Corp.	2,471	32,938
Astoria Financial Corp.	1,769	17,142
AT&T, Inc.	14,160	466,006
Athenahealth, Inc.(1)	267	19,344
Atmel Corp.(1)	1,548	13,731
ATMI, Inc.(1)	154	3,236
Atmos Energy Corp.	136	4,431
Automatic Data Processing, Inc.	3,483	193,724
AutoNation, Inc.(1)	435	15,042
AutoZone, Inc.(1)	203	80,420
Auxilium Pharmaceuticals, Inc.(1)	107	1,917
Avid Technology, Inc.(1)	268	2,329
Axis Capital Holdings, Ltd.	1,105	37,592
AZZ, Inc.	509	26,320
Badger Meter, Inc.	95	3,509
Balchem Corp.	310	8,959
Bank of Hawaii Corp.	1,027	50,210
Bank of New York Mellon Corp. (The)	2,194	51,888
Bank of the Ozarks, Inc.	480	14,832
Bankfinancial Corp.	6,680	44,489
BankUnited, Inc.	892	21,943
Banner Corp.	95	2,085
BB&T Corp.	2,481	79,491
Beneficial Mutual Bancorp, Inc.(1)	2,062	17,878
Berkshire Hathaway, Inc., Class B(1)	2,267	182,380
Biglari Holdings, Inc.(1)	9	3,657
Bio Reference Labs, Inc.(1)	808	17,227
Biogen Idec, Inc.(1)	489	65,531
BioMarin Pharmaceutical, Inc.(1)	519	18,009
BJ’s Restaurants, Inc.(1)	404	17,449
Bob Evans Farms, Inc.	250	9,560
Boston Private Financial Holdings, Inc.	2,240	20,877
Briggs & Stratton Corp.	114	2,063
Bristol-Myers Squibb Co.	5,122	170,921
Brookdale Senior Living, Inc.(1)	100	1,901
Brookline Bancorp, Inc.	365	3,278
Brooks Automation, Inc.	278	3,269
Brown and Brown, Inc.	1,635	44,096
Buffalo Wild Wings, Inc.(1)	272	22,807
Bunge, Ltd.	1,238	79,851
C.H. Robinson Worldwide, Inc.	1,466	87,579
Cabot Microelectronics Corp.	267	9,179
CACI International, Inc.(1)	279	17,055
Cal Dive International, Inc.(1)	742	2,872
California Water Service Group	176	3,187

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Calpine Corp.(1)	289	$5,419
Campbell Soup Co.	3,211	108,628
Capital One Financial Corp.	1,006	55,813
Capitol Federal Financial, Inc.	2,473	29,206
CARBO Ceramics, Inc.	22	1,850
Carnival Corp.	1,802	58,547
Cash America International, Inc.	371	17,344
Caterpillar, Inc.	355	36,483
Cathay General Bancorp	119	2,049
Cato Corp. (The)	716	19,926
Cavium, Inc.(1)	570	16,678
Celgene Corp.(1)	1,710	124,693
Centene Corp.(1)	365	14,450
CenturyLink, Inc.	4,143	159,754
Cerner Corp.(1)	1,434	116,283
CH Energy Group, Inc.	61	4,003
Charles River Laboratories(1)	1,062	37,733
Charming Shoppes, Inc.(1)	479	2,826
Cheesecake Factory, Inc. (The)(1)	534	16,821
Chemed Corp.	36	2,172
Chemical Financial Corp.	534	11,785
Chevron Corp.	3,689	393,100
Children’s Place Retail Stores, Inc. (The)(1)	61	2,805
Chipotle Mexican Grill, Inc.(1)	222	91,941
CIRCOR International, Inc.	48	1,494
Cirrus Logic, Inc.(1)	932	25,518
CIT Group, Inc.(1)	495	18,736
Citigroup, Inc.	2,437	80,518
City Holding Co.	521	17,375
City National Corp.	1,034	55,071
Clean Energy Fuels Corp.(1)	1,714	32,977
Clean Harbors, Inc.(1)	806	55,001
Clear Channel Outdoor Holdings, Inc.(1)	228	1,726
Clearwire Corp.(1)	866	1,269
Clorox Co. (The)	1,193	83,629
Coach, Inc.	1,321	96,644
Coca Cola Bottling Co. Consolidated	398	25,532
Coca-Cola Co. (The)	4,231	322,910
Coeur d’Alene Mines Corp.(1)	290	6,249
Cogent Communications Group, Inc.(1)	202	3,783
Cognizant Technology Solutions Corp., Class A(1)	1,660	121,711
Columbia Banking System, Inc.	563	11,536
Comcast Corp., Class A	2,088	63,329
Comerica, Inc.	1,721	55,106
Comfort Systems USA, Inc.	269	2,846
Commerce Bancshares, Inc.	135	5,413
Commercial Metals Co.	134	1,981
comScore, Inc.(1)	719	14,322
Concho Resources, Inc.(1)	45	4,823
ConocoPhillips	3,614	258,871
Consolidated Edison, Inc.	2,552	151,716
Consolidated Graphics, Inc.(1)	484	19,355
Consolidated-Tomoka Land Co.	113	3,322
Corporate Executive Board Co. (The)	80	3,310
Costar Group, Inc.(1)	320	23,325
Costco Wholesale Corp.	2,830	249,521
Covanta Holding Corp.	1,490	23,914
Credit Acceptance Corp.(1)	192	18,054
Cree, Inc.(1)	606	18,725
Cullen/Frost Bankers, Inc.	777	45,812
Cummins, Inc.	602	69,730
CVR Energy, Inc.(1)	122	3,704
CVS Caremark Corp.	2,730	121,813
Cypress Semiconductor Corp.(1)	160	2,480
Danaher Corp.	1,617	87,674
Darden Restaurants, Inc.	1,383	69,261
Delta Air Lines, Inc.(1)	2,450	26,852
Deluxe Corp.	70	1,667
Dexcom, Inc.(1)	963	9,428
DFC Global Corp.(1)	986	17,235
Dime Community Bancshares, Inc.	239	3,313
Discovery Communications, Inc., Class A(1)	1,264	68,787
Dollar Tree, Inc.(1)	159	16,164
Dominion Resources, Inc.	2,210	115,340
Donaldson Co., Inc.	148	5,130
DSW, Inc., Class A	62	3,488
Ducommun, Inc.(1)	1,731	20,426
Duke Energy Corp.	8,079	173,133
Dycom Industries, Inc.(1)	1,000	23,390
E.I. du Pont de Nemours & Co.	2,764	147,763
Earthlink, Inc.	1,653	13,422
eBay, Inc.(1)	1,919	78,775
Ecolab, Inc.	1,743	111,012
Edwards Lifesciences Corp.(1)	628	52,105
El Paso Corp.	1,005	29,818
Eli Lilly & Co.	3,229	133,648
EMC Corp.(1)	3,799	107,170
EMCOR Group, Inc.	999	29,291
Emergent Biosolutions, Inc.(1)	156	2,193
Emeritus Corp.(1)	159	2,735
Emerson Electric Co.	3,077	161,666
Encore Wire Corp.	63	1,606

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Endurance Specialty Holdings, Ltd.	45	$1,808
EnergySolutions, Inc.(1)	441	1,857
Ennis, Inc.	1,146	18,061
EnPro Industries, Inc.(1)	539	22,320
Ensign Group, Inc. (The)	73	1,950
Enzon Pharmaceuticals, Inc.(1)	394	2,455
Equinix, Inc.(1)	397	65,187
Erie Indemnity Co.	207	15,918
Essa Bancorp, Inc.	5,772	56,277
Everest Re Group, Ltd.	428	42,415
Exelon Corp.	1,921	74,938
Expeditors International of Washington, Inc.	855	34,200
Exponent, Inc.(1)	386	18,451
Express Scripts Holding Co.(1)	535	29,848
Exterran Holdings, Inc.(1)	1,330	17,968
Exxon Mobil Corp.	5,207	449,572
EZCorp, Inc.(1)	560	15,002
FactSet Research Systems, Inc.	591	61,972
Family Dollar Stores, Inc.	1,027	69,374
Farmer Bros Co.(1)	1,466	13,341
Fastenal Co.	688	32,212
FedEx Corp.	1,514	133,595
Fidelity National Information Services, Inc.	1,757	59,158
First Cash Financial Services, Inc.(1)	448	18,350
First Citizens BancShares, Inc.	21	3,639
First Commonwealth Financial Corp.	2,296	14,763
First Financial Bankshares, Inc.	52	1,760
First Horizon National Corp.	4,074	37,399
First Midwest Bancorp, Inc.	1,278	13,611
First Niagara Financial Group, Inc.	5,170	46,220
Fluor Corp.	543	31,358
Flushing Financial Corp.	237	3,088
Foot Locker, Inc.	143	4,374
Formfactor, Inc.(1)	278	1,557
Forrester Research, Inc.	85	3,013
Franklin Financial Corp.(1)	1,674	24,072
Fred’s, Inc., Class A	136	1,948
Freeport-McMoRan Copper & Gold, Inc.	1,779	68,136
Fresh Del Monte Produce, Inc.	545	12,628
Frontier Communications Corp.	8,161	32,970
FTI Consulting, Inc.(1)	113	4,106
Gartner, Inc.(1)	906	39,683
Gaylord Entertainment Co.(1)	570	17,944
General Electric Co.	10,527	206,119
General Mills, Inc.	2,350	91,391
Genesco, Inc.(1)	287	21,525
Geron Corp.(1)	708	1,189
Global Payments, Inc.	916	42,530
Global Power Equipment Group, Inc.(1)	486	12,155
Globe Specialty Metals, Inc.	100	1,334
Google, Inc., Class A(1)	463	280,221
Gorman-Rupp Co. (The)	396	11,405
Graco, Inc.	68	3,625
Granite Construction, Inc.	217	6,041
Greatbatch, Inc.(1)	748	17,421
Gulfmark Offshore, Inc.(1)	72	3,468
Halliburton Co.	1,149	39,319
Halozyme Therapeutics, Inc.(1)	360	2,912
Hancock Holding Co.	96	3,089
Harsco Corp.	72	1,606
Hawaiian Electric Industries Co.	635	16,853
Haynes International, Inc.	345	21,518
HeartWare International, Inc.(1)	378	29,469
Herbalife, Ltd.	344	24,190
Hewlett-Packard Co.	2,237	55,388
Hittite Microwave Corp.(1)	494	26,449
HMS Holdings Corp.(1)	1,512	36,379
HollyFrontier Corp.	2,683	82,690
Hologic, Inc.(1)	891	17,036
Home BancShares, Inc.	131	3,817
Home Depot, Inc. (The)	2,991	154,904
Home Federal Bancorp Inc.	165	1,615
Howard Hughes Corp. (The)(1)	310	20,804
Hubbell, Inc., Class B	28	2,247
Humana, Inc.	371	29,932
Huron Consulting Group, Inc.(1)	508	17,902
Hyatt Hotels Corp.(1)	535	23,021
IAC/InterActiveCorp	867	41,746
IBERIABANK Corp.	578	29,518
ICF International, Inc.(1)	619	15,438
ICG Group, Inc.(1)	154	1,460
ICU Medical, Inc.(1)	110	5,774
IDEX Corp.	85	3,681
IHS, Inc.(1)	558	56,397
Illinois Tool Works, Inc.	2,485	142,589
Illumina, Inc.(1)	515	22,933
Imation Corp.(1)	247	1,433
ImmunoGen, Inc.(1)	244	3,111
Incyte Corp.(1)	209	4,740
Independent Bank Corp.	64	1,796
Insperity, Inc.	424	11,562
Insulet Corp.(1)	293	5,233

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Integrys Energy Group, Inc.	1,243	$67,918
Intel Corp.	11,395	323,618
International Business Machines Corp.	2,045	423,479
International Rectifier Corp.(1)	819	17,879
Investors Bancorp, Inc.(1)	348	5,373
IPC The Hospitalist Co., Inc.(1)	70	2,689
Isis Pharmaceuticals, Inc.(1)	414	3,312
ITC Holdings Corp.	89	6,894
J.B. Hunt Transport Services, Inc.	68	3,762
Jack Henry & Associates, Inc.	616	20,919
Jacobs Engineering Group, Inc.(1)	438	19,198
JetBlue Airways Corp.(1)	3,481	16,535
John Wiley & Sons, Inc., Class A	385	17,398
Johnson & Johnson	4,488	292,124
Jones Lang LaSalle, Inc.	274	21,904
Jos. A. Bank Clothiers, Inc.(1)	312	14,836
Kaiser Aluminum Corp.	64	3,364
Kaydon Corp.	53	1,300
Kellogg Co.	1,309	66,196
Kennametal, Inc.	372	15,710
Kensey Nash Corp.	1,101	31,301
KeyCorp	2,009	16,152
Kimberly-Clark Corp.	678	53,203
Kinder Morgan, Inc.	3,074	110,357
Kirby Corp.(1)	273	18,119
Knight Transportation, Inc.	1,032	16,945
Kohl’s Corp.	1,568	78,604
Kraft Foods, Inc., Class A	4,114	164,025
L.B. Foster Co., Class A	65	1,743
Laboratory Corp. of America Holdings(1)	688	60,468
Laclede Group, Inc. (The)	85	3,347
Lam Research Corp.(1)	462	19,242
Landec Corp.(1)	3,409	21,954
Landstar System, Inc.	65	3,482
Lattice Semiconductor Corp.(1)	465	2,539
Layne Christensen Co.(1)	121	2,487
Lennox International, Inc.	972	42,185
Liberty Media Corp. - Capital, Class A(1)	49	4,285
Lincoln Electric Holdings, Inc.	46	2,254
Lindsay Corp.	49	3,273
Live Nation, Inc.(1)	312	2,827
LivePerson, Inc.(1)	524	8,321
Loews Corp.	1,460	60,050
LogMeIn, Inc.(1)	288	10,371
Lowe’s Companies, Inc.	3,446	108,446
LSI Corp.(1)	2,402	19,312
Luby’s, Inc.(1)	3,481	21,304
Luminex Corp.(1)	903	22,611
M&T Bank Corp.	1,544	133,201
Madison Square Garden Co. (The)(1)	472	16,978
Marathon Oil Corp.	1,966	57,682
Marathon Petroleum Corp.	3,866	160,864
Marriott International, Inc., Class A	896	35,025
Marriott Vacations Worldwide Corp.(1)	29	856
Marsh & McLennan Cos., Inc.	4,787	160,125
Martin Marietta Materials, Inc.	507	42,020
Marvell Technology Group, Ltd.(1)	1,026	15,400
MasterCard, Inc., Class A	409	184,978
Materion Corp.(1)	63	1,557
Maxim Integrated Products, Inc.	362	10,708
MAXIMUS, Inc.	448	19,824
McCormick & Co., Inc.	1,181	66,030
McDonald’s Corp.	4,105	400,032
McEwen Mining, Inc.(1)	366	1,387
McGraw-Hill Cos., Inc. (The)	2,451	120,516
McKesson Corp.	802	73,311
McMoRan Exploration Co.(1)	228	2,006
MDC Holdings, Inc.	152	4,273
Medicines Co. (The)(1)	888	19,616
Medivation, Inc.(1)	181	14,639
Men’s Wearhouse, Inc. (The)	473	17,520
Merck & Co., Inc.	5,976	234,498
Meredith Corp.	600	17,298
MGE Energy, Inc.	413	18,891
Micrel, Inc.	1,588	17,293
Microchip Technology, Inc.	1,511	53,399
Microsoft Corp.	10,831	346,809
Middleby Corp.(1)	20	2,029
Minerals Technologies, Inc.	40	2,684
Mohawk Industries, Inc.(1)	151	10,120
Monsanto Co.	1,241	94,539
Morningstar, Inc.	230	13,276
MSCI, Inc., Class A(1)	554	20,271
Mueller Industries, Inc.	843	38,534
Murphy Oil Corp.	816	44,856
MWI Veterinary Supply, Inc.(1)	182	17,181
MYR Group, Inc.(1)	151	2,525
Nash Finch Co.	1,257	31,551
National Fuel Gas Co.	69	3,265
National Healthcare Corp.	397	18,103
National Oilwell Varco, Inc.	667	50,532
Nektar Therapeutics(1)	3,830	29,185

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Neogen Corp.(1)	43	$1,677
NetApp, Inc.(1)	977	37,937
Netflix, Inc.(1)	314	25,164
Neustar, Inc., Class A(1)	1,008	36,641
New Jersey Resources Corp.	471	20,366
New York Community Bancorp, Inc.	6,034	81,399
Newmont Mining Corp.	3,902	185,930
NextEra Energy, Inc.	1,558	100,257
Nordic American Tankers, Ltd.	221	3,209
Nordson Corp.	36	1,940
Nordstrom, Inc.	704	39,325
Northeast Utilities	85	3,125
Northern Trust Corp.	1,603	76,287
Northwest Bancshares, Inc.	1,264	15,572
Northwest Natural Gas Co.	439	20,062
NPS Pharmaceuticals, Inc.(1)	322	2,306
Nucor Corp.	2,041	80,028
Nutraceutical International Corp.(1)	2,013	30,859
NVR, Inc.(1)	64	50,172
O’Reilly Automotive, Inc.(1)	697	73,506
Occidental Petroleum Corp.	790	72,064
Ocwen Financial Corp.(1)	210	3,131
OGE Energy Corp.	1,366	73,709
Old Republic International Corp.	188	1,871
Omnicare, Inc.	523	18,221
Omnicell, Inc.(1)	750	10,702
Omnicom Group, Inc.	1,150	59,006
Oneok, Inc.	1,148	98,602
Onyx Pharmaceuticals, Inc.(1)	75	3,413
OpenTable, Inc.(1)	392	17,534
Optimer Pharmaceuticals, Inc.(1)	224	3,315
Oracle Corp.	4,395	129,169
OraSure Technologies, Inc.(1)	319	3,659
Oritani Financial Corp.	251	3,720
Overseas Shipholding Group, Inc.	133	1,556
PacWest Bancorp	170	4,049
Panera Bread Co., Class A(1)	336	53,061
Papa John’s International, Inc.(1)	88	3,545
Park National Corp.	28	1,883
Parker Hannifin Corp.	637	55,859
PartnerRe, Ltd.	711	49,500
Paychex, Inc.	1,915	59,327
Penn National Gaming, Inc.(1)	436	19,611
PennyMac Mortgage Investment Trust	1,550	31,449
Pentair, Inc.	87	3,771
People’s United Financial, Inc.	4,938	60,935
PepsiCo, Inc.	5,056	333,696
Perrigo Co.	458	48,044
PF Chang’s China Bistro, Inc.	974	38,658
Pfizer, Inc.	8,932	204,811
PG&E Corp.	1,670	73,781
Philip Morris International, Inc.	4,650	416,221
Piedmont Natural Gas Co., Inc.	1,147	34,961
Pinnacle Financial Partners, Inc.(1)	706	12,920
Platinum Underwriters Holdings, Ltd.	525	19,225
PNC Financial Services Group, Inc.	1,109	73,549
PNM Resources, Inc.	251	4,709
Popular, Inc.(1)	1,476	2,627
Portland General Electric Co.	180	4,649
Power Integrations, Inc.	82	3,106
PPG Industries, Inc.	575	60,513
Praxair, Inc.	1,590	183,963
priceline.com, Inc.(1)	318	241,941
Pricesmart, Inc.	66	5,448
PrivateBancorp, Inc.	153	2,407
Procter & Gamble Co.	4,822	306,872
Progress Energy, Inc.	1,564	83,236
Provident Financial Services, Inc.	968	14,230
PulteGroup, Inc.(1)	1,722	16,944
Quad Graphics, Inc.	958	12,876
Quanex Building Products Corp.	1,483	27,332
Quanta Services, Inc.(1)	1,816	40,170
Rackspace Hosting, Inc.(1)	363	21,087
Ralph Lauren Corp.	134	23,084
Rambus, Inc.(1)	162	825
RBC Bearings, Inc.(1)	74	3,469
RealNetworks, Inc.	1,944	18,604
Red Robin Gourmet Burgers, Inc.(1)	583	20,790
Regal-Beloit Corp.	330	22,321
Regeneron Pharmaceuticals, Inc.(1)	232	31,380
Regions Financial Corp.	4,044	27,257
Reliance Steel & Aluminum Co.	64	3,577
RenaissanceRe Holdings, Ltd.	605	47,226
Renasant Corp.	115	1,840
Republic Airways Holdings, Inc.(1)	10,035	51,078
Republic Services, Inc.	3,378	92,456
Resolute Energy Corp.(1)	216	2,292
Retail Opportunity Investments Corp.	2,403	29,196
Reynolds American, Inc.	3,034	123,878
Riverbed Technology, Inc.(1)	394	7,774
Rockville Financial, Inc.	165	1,932
Rockwell Automation, Inc.	283	21,887

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Rosetta Stone, Inc.(1)	2,332	$24,393
Ross Stores, Inc.	632	38,925
Royal Gold, Inc.	790	48,948
RR Donnelley & Sons Co.	3,058	38,256
RTI International Metals, Inc.(1)	124	3,044
Rubicon Technology, Inc.(1)	160	1,512
Ryland Group, Inc.	1,230	27,687
S&T Bancorp, Inc.	987	18,477
Salix Pharmaceuticals, Ltd.(1)	49	2,421
Sandy Spring Bancorp, Inc.	98	1,765
Savient Pharmaceuticals, Inc.(1)	443	1,050
SBA Communications Corp., Class A(1)	993	53,364
SCBT Financial Corp.	56	1,926
Schlumberger, Ltd.	2,379	176,379
Scholastic Corp.	469	14,328
Scotts Miracle-Gro Co. (The), Class A	34	1,782
Seattle Genetics, Inc.(1)	1,072	21,193
SemGroup Corp.(1)	520	16,536
Sempra Energy	2,172	140,615
Semtech Corp.(1)	119	3,244
Sequenom, Inc.(1)	4,068	20,828
Shaw Group, Inc. (The)(1)	71	2,149
Shenandoah Telecommunications Co.	211	2,353
Sherwin-Williams Co. (The)	816	98,148
Sigma-Aldrich Corp.	231	16,378
Signature Bank(1)	710	46,640
Silicon Image, Inc.(1)	3,013	18,078
Silicon Laboratories, Inc.(1)	602	21,365
Simmons First Natl Corp., Class A	64	1,558
Skywest, Inc.	124	1,115
Skyworks Solutions, Inc.(1)	862	23,395
South Jersey Industries, Inc.	365	17,976
Southern Co. (The)	5,054	232,181
Southwest Airlines Co.	5,396	44,679
Southwest Gas Corp.	640	26,893
Spectra Energy Corp.	8,487	260,890
Spectrum Pharmaceuticals, Inc.(1)	275	2,923
Stage Stores, Inc.	106	1,619
Standard Microsystems Corp.(1)	124	3,284
Standex International Corp.	316	13,923
Stanley Black & Decker, Inc.	626	45,798
Starbucks Corp.	2,366	135,761
Stericycle, Inc.(1)	871	75,429
Sturm Ruger & Co., Inc.	104	5,935
Suncoke Energy, Inc.(1)	210	3,196
Sunoco, Inc.	1,429	70,435
SunTrust Banks, Inc.	1,593	38,678
Supertex, Inc.(1)	1,451	29,702
Susquehanna Bancshares, Inc.	229	2,375
SVB Financial Group(1)	62	3,974
Sysco Corp.	2,483	71,759
Targacept, Inc.(1)	94	447
Target Corp.	2,000	115,880
Techne Corp.	354	23,697
Teekay Corp.	1,030	37,183
Tejon Ranch Co.(1)	64	1,911
Telephone & Data Systems, Inc.	1,123	27,278
Teradata Corp.(1)	717	50,032
Terreno Realty Corp.	1,129	16,145
Territorial Bancorp, Inc.	3,542	76,932
Tesoro Corp.(1)	1,753	40,757
Tetra Tech, Inc.(1)	1,285	34,309
Texas Capital Bancshares, Inc.(1)	504	19,006
Texas Industries, Inc.	575	19,326
Texas Instruments, Inc.	5,974	190,810
Texas Roadhouse, Inc.	1,171	20,200
TFS Financial Corp.(1)	2,168	21,311
Thomas & Betts Corp.(1)	33	2,373
Time Warner, Inc.	3,152	118,074
Titanium Metals Corp.	173	2,555
TJX Companies, Inc. (The)	4,018	167,591
Toll Brothers, Inc.(1)	1,311	33,299
Towers Watson & Co., Class A	594	38,848
Trex Co., Inc.(1)	90	2,880
Trustco Bank Corp.	2,143	11,722
TW Telecom, Inc.(1)	1,322	28,793
U.S. Bancorp	4,520	145,408
UGI Corp.	1,038	30,289
UIL Holdings Corp.	310	10,655
Umpqua Holdings Corp.	1,296	17,159
Union Pacific Corp.	1,268	142,574
United Continental Holdings, Inc.(1)	151	3,310
United Financial Bancorp, Inc.	103	1,652
United Parcel Service, Inc., Class B	3,785	295,760
United States Steel Corp.	455	12,890
United Technologies Corp.	2,085	170,219
United Therapeutics Corp.(1)	358	15,662
UnitedHealth Group, Inc.	2,569	144,249
Universal Corp., VA	68	3,116
URS Corp.	1,102	45,524
US Cellular Corp.(1)	493	19,335
USEC, Inc.(1)	792	667

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

USG Corp.(1)	324	$5,848
Valero Energy Corp.	3,959	97,787
Valmont Industries, Inc.	389	48,209
Valspar Corp.	83	4,245
Vectren Corp.	104	3,063
VeriSign, Inc.	1,344	55,252
Verisk Analytics, Inc., Class A(1)	126	6,168
Verizon Communications, Inc.	9,216	372,142
Vertex Pharmaceuticals, Inc.(1)	764	29,399
Viacom, Inc., Class B	1,376	63,833
Viad Corp.	644	11,644
ViewPoint Financial Group	1,684	26,792
Visa, Inc., Class A	2,012	247,436
Vitamin Shoppe, Inc.(1)	274	12,897
VIVUS, Inc.(1)	352	8,525
VMware, Inc., Class A(1)	170	18,992
Volterra Semiconductor Corp.(1)	459	15,097
Vulcan Materials Co.	1,091	46,706
W.W. Grainger, Inc.	557	115,756
Wal-Mart Stores, Inc.	7,160	421,796
Walgreen Co.	1,396	48,944
Washington Banking Co.	141	1,966
Washington Federal, Inc.	2,109	36,992
Washington Post Co., Class B	241	91,139
Waste Connections, Inc.	1,695	54,630
Waste Management, Inc.	4,297	146,957
Watsco, Inc.	560	40,292
Watson Pharmaceuticals, Inc.(1)	991	74,682
Watts Water Technologies, Inc.	53	1,951
WebMD Health Corp.(1)	1,251	28,460
Webster Financial Corp.	146	3,319
WellPoint, Inc.	1,260	85,453
Wells Fargo & Co.	7,396	247,248
Wendy’s Co. (The)	3,955	19,261
Wesbanco, Inc.	84	1,720
WESCO International, Inc.(1)	58	3,851
Westamerica Bancorporation	65	2,982
Western Alliance Bancorp(1)	1,256	11,028
Western Refining, Inc.	1,219	23,222
Western Union Co.	1,860	34,187
Westfield Financial, Inc.	234	1,748
Wet Seal, Inc. (The)(1)	397	1,306
WGL Holdings, Inc.	936	37,543
Willbros Group, Inc.(1)	327	1,766
Williams Cos., Inc.	931	31,682
Windstream Corp.	1,997	22,446
World Fuel Services Corp.	827	36,438
World Wrestling Entertainment, Inc.	8,276	65,215
WPX Energy, Inc.(1)	758	13,318
Xilinx, Inc.	1,949	70,905
Yahoo! Inc.(1)	2,383	37,032
Yum! Brands, Inc.	3,479	253,028
Zions Bancorporation	2,563	52,260

		$30,113,633

Total Common Stocks
(identified cost $83,164,476)		$86,978,051

Equity-Linked Securities(6) — 1.2%

	Maturity
Security	Date	Shares	Value

India(7) — 1.1%

ABB Ltd.	11/2/16	300	$4,627
Adani Enterprises Ltd.	11/2/16	2,400	12,795
Adani Ports and Special Economic Zone	11/2/16	6,100	14,793
Adani Power Ltd.	11/2/16	11,200	13,633
Apollo Hospitals Enterprises Ltd.	11/2/16	400	4,784
Asian Paints Ltd.	8/17/16	400	26,652
Axis Bank Ltd.	10/8/14	2,700	56,457
Bajaj Auto Ltd.	7/29/16	700	21,483
Bank of Baroda	9/29/14	1,600	23,280
Bharat Forge Ltd.	11/2/16	700	4,252
Bharat Heavy Electricals Ltd.	9/29/14	4,300	18,275
Bharti Airtel Ltd.	9/29/14	14,500	85,115
Cairn India Ltd.	9/29/14	3,700	24,124
Cipla Ltd.	9/29/14	3,000	17,670
Coal India Ltd.	11/2/16	6,600	44,127
Colgate-Palmolive (India) Ltd.	10/1/14	200	4,190
Divi’s Laboratories Ltd.	11/2/16	300	4,874
DLF Ltd.	11/2/16	9,400	33,355
Essar Oil Ltd.	11/2/16	3,000	3,097
Exide Industries Ltd.	11/2/16	1,600	3,926
Federal Bank Ltd.	7/29/16	600	4,758
GAIL India Ltd.	4/6/16	4,400	27,590
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	100	4,068
Glenmark Pharmaceuticals Ltd.	11/2/16	600	3,695
Grasim Industries Ltd.	9/29/14	300	14,535
Gujarat State Petronet Ltd.	11/2/16	2,000	2,503
Hero Motocorp Ltd.	10/8/14	700	29,638
Hindalco Industries Ltd.	6/30/16	11,200	25,536
Hindustan Petroleum Corp. Ltd.	10/13/14	700	3,990
Hindustan Unilever Ltd.	10/1/14	7,700	60,753
Hindustan Zinc Ltd.	10/13/14	2,000	4,820
IDBI Bank Ltd.	11/2/16	3,500	6,744

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

	Maturity
Security	Date	Shares	Value

India(7) (continued)

Idea Cellular Ltd.	11/2/16	11,500	$17,130
IFCI Ltd.	10/13/14	12,400	9,672
Indiabulls Financial Services Ltd.	11/2/16	4,000	18,410
Indian Oil Corp. Ltd.	4/26/16	4,300	21,586
IndusInd Bank Ltd.	12/15/14	7,300	45,771
Infrastructure Development Finance Company Ltd.	10/8/14	12,300	28,167
ITC Ltd.	9/29/14	10,300	47,792
Jaiprakash Associates Ltd.	10/13/14	13,200	18,612
Jindal Saw Ltd.	10/4/16	1,600	4,736
Jindal Steel and Power Ltd. JSPL	9/29/14	3,800	36,176
Kotak Mahindra Bank Ltd.	10/13/14	4,600	50,646
Larsen & Toubro Ltd.	11/4/14	1,200	27,816
Lupin Ltd.	11/2/16	2,000	20,964
Mahindra & Mahindra Ltd.	10/15/14	2,400	32,184
Maruti Suzuki India Ltd.	9/29/14	800	20,736
National Hydroelectric Power Corp. Ltd.	11/2/16	8,000	2,869
Nestle India, Ltd.	9/8/15	200	17,672
NMDC Ltd.	11/2/16	8,400	27,830
NTPC Ltd.	4/26/16	14,700	45,129
Oil and Natural Gas Corp., Ltd.	4/26/16	11,400	58,140
Oil India Ltd.	11/2/16	3,250	28,155
Power Finance Co.	7/27/15	7,000	22,470
Power Grid Corp. of India Ltd.	11/16/15	13,000	27,300
Ranbaxy Laboratories Ltd.	11/2/16	2,000	19,085
Reliance Communications Ltd.	4/26/16	10,200	14,484
Reliance Infrastructure Ltd.	4/26/16	1,800	17,946
Reliance Power Ltd.	11/2/16	9,700	19,704
Shriram Transport Finance Co.	9/24/14	2,100	22,659
Siemens Ltd.	11/2/16	1,200	17,639
Sun Pharmaceutical Industries Ltd.	4/26/16	3,200	36,448
Tata Chemicals Ltd.	6/30/16	800	5,080
Tata Consultancy Services Ltd.	10/13/14	2,700	63,585
Tata Power Co. Ltd.	4/26/16	11,400	22,800
Tata Steel Ltd.	10/13/14	2,500	21,900
Torrent Power Ltd.	11/2/16	800	3,095
Union Bank of India Ltd.	7/29/16	1,800	7,632
United Breweries Ltd.	11/2/16	2,200	22,388
Wipro Ltd.	10/13/14	3,300	25,245
Yes Bank Ltd.	11/2/16	5,900	39,151

			$1,598,943

Kuwait(8) — 0.1%

Al Safwa Group Holding Co. KSC	11/15/13	5,000	$13,370
Boubyan Petrochemicals Co.	10/4/13	5,000	11,035
Commercial Bank of Kuwait SAK	2/25/14	5,000	13,905
Gulf Bank	10/4/13	10,000	42,240
Gulf Cable and Electrical Industries Co.	11/4/13	2,500	11,695
Kuwait Finance House KSC	1/14/14	5,000	13,190
Kuwait Foods Co. (Americana)	11/15/13	2,500	21,802
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	8,680
Mobile Telecommunications Co.	9/20/13	160,000	10,400
National Bank of Kuwait SAK	10/15/13	5,000	7,850
National Mobile Telecommunications Co. KSC	1/7/14	2,500	12,113

			$166,280

Total Equity-Linked Securities
(identified cost $1,890,694)			$1,765,223

Rights(1) — 0.0%(3)

Security	Shares	Value

Thai Union Frozen Products PCL, Exp. 5/18/12	1,860	$1,376

Total Rights
(identified cost $0)		$1,376

Short-Term Investments — 37.9%

U.S. Treasury Obligations — 13.5%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 2/7/13(9)	$20,000	$19,975,360

Total U.S. Treasury Obligations
(identified cost $19,975,717)		$19,975,360

Other — 24.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(10)	$36,090	$36,090,308

Total Other
(identified cost $36,090,308)		$36,090,308

Total Short-Term Investments
(identified cost $56,066,025)		$56,065,668

Total Investments — 97.8%
(identified cost $141,121,195)		$144,810,318

Other Assets, Less Liabilities — 2.2%		$3,293,549

Net Assets — 100.0%		$148,103,867

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PC	- Participation Certificate
PCL	- Public Company Ltd.
PFC Shares	- Preference Shares
PPS	- Partially Protected Shares
SDR	- Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $1,765,223 or 1.2% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	63.8%	$94,462,287
Euro	7.4	10,902,311
British Pound Sterling	2.7	4,060,452
Japanese Yen	2.6	3,905,054
Hong Kong Dollar	2.6	3,841,806
Swiss Franc	1.4	2,025,883
Australian Dollar	1.4	2,000,674
South African Rand	1.3	1,929,277
South Korean Won	1.3	1,916,924
New Taiwan Dollar	1.3	1,877,693
Singapore Dollar	1.0	1,453,742
Other currency, less than 1% each	11.0	16,434,215

Total Investments	97.8%	$144,810,318

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	10.8%	$16,014,564
Industrials	7.1	10,453,038
Consumer Discretionary	6.4	9,446,200
Consumer Staples	6.2	9,254,307
Information Technology	6.1	9,099,270
Energy	5.3	7,788,942
Materials	5.1	7,576,884
Health Care	4.9	7,297,337
Telecommunication Services	4.4	6,468,197
Utilities	3.6	5,345,911
Short-Term Investments	37.9	56,065,668

Total Investments	97.8%	$144,810,318

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $105,030,887)	$108,720,010
Affiliated investment, at value (identified cost, $36,090,308)	36,090,308
Cash	6,365
Foreign currency, at value (identified cost, $102,862)	103,760
Dividends receivable	227,175
Interest receivable from affiliated investment	2,690
Receivable for variation margin on open financial futures contracts	3,280,675
Receivable for open forward foreign currency exchange contracts	373,606
Receivable for open swap contracts	761,061
Receivable for closed swap contracts	109,956
Tax reclaims receivable	21,279
Receivable from affiliates	57,210

Total assets	$149,754,095

Liabilities

Payable for investments purchased	$3,246
Payable for open forward foreign currency exchange contracts	7,377
Payable for open swap contracts	762,142
Payable for closed swap contracts	715,448
Payable to affiliates:
Investment adviser fee	121,517
Trustees’ fees	188
Accrued foreign capital gains taxes	1,092
Accrued expenses	39,218

Total liabilities	$1,650,228

Net Assets applicable to investors’ interest in Portfolio	$148,103,867

Sources of Net Assets

Investors’ capital	$145,001,198
Net unrealized appreciation	3,102,669

Total	$148,103,867

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $65,256)	$847,822
Interest	5,336
Interest allocated from affiliated investment	13,597
Expenses allocated from affiliated investment	(2,231)

Total investment income	$864,524

Expenses

Investment adviser fee	$456,898
Trustees’ fees and expenses	1,317
Custodian fee	125,286
Legal and accounting services	56,238
Miscellaneous	14,430

Total expenses	$654,169

Deduct —
Allocation of expenses to affiliates	$57,210
Reduction of custodian fee	3

Total expense reductions	$57,213

Net expenses	$596,956

Net investment income	$267,568

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(30,221)
Investment transactions allocated from affiliated investment	175
Financial futures contracts	(1,278,010)
Swap contracts	(1,047,905)
Foreign currency and forward foreign currency exchange contract transactions	(320,514)

Net realized loss	$(2,676,475)

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,092)	$3,688,031
Financial futures contracts	(953,064)
Swap contracts	(1,081)
Foreign currency and forward foreign currency exchange contracts	368,783

Net change in unrealized appreciation (depreciation)	$3,102,669

Net realized and unrealized gain	$426,194

Net increase in net assets from operations	$693,762

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Statement of Changes in Net Assets

Six Months Ended
April 30, 2012
Increase (Decrease) in Net Assets	(Unaudited)

From operations —
Net investment income	$267,568
Net realized loss from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(2,676,475)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	3,102,669

Net increase in net assets from operations	$693,762

Capital transactions —
Contributions	$160,571,469
Withdrawals	(13,161,364)

Net increase in net assets from capital transactions	$147,410,105

Net increase in net assets	$148,103,867

Net Assets

At beginning of period	$—

At end of period	$148,103,867

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Supplementary Data

	Six Months Ended
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.30	%(2)(3)
Net investment income	0.58	%(2)
Portfolio Turnover	4	%(4)

Total Return	0.80	%(4)

Net assets, end of period (000’s omitted)	$148,104

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser subsidized certain operating expenses (equal to 0.12% of average daily net assets for the six months ended April 30, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Parametric Structured Absolute Return Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 1, 2011. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Parametric Structured Absolute Return Fund held an interest of 78.9%, 8.2% and 7.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $6,511,614 or 4.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Prior to December 1, 2011, the Portfolio was subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. For the six months ended April 30, 2012, such tax amounted to $6,556 and is included in net realized gain (loss) on foreign currency and forward foreign currency exchange contract transactions.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

L Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. Pursuant to sub-advisory agreements, BMR pays Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio and the Subsidiary. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $456,898 or 1.00% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $57,210 in total of the Portfolio’s operating expenses for the six months ended April 30, 2012.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $87,508,454 and $2,423,012, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$141,121,195

Gross unrealized appreciation	$5,857,852
Gross unrealized depreciation	(2,168,729)

Net unrealized appreciation	$3,689,123

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Notes to Consolidated Financial Statements (Unaudited) — continued

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/10/12	Australian Dollar 2,651,985	United States Dollar 2,725,445	State Street Bank and Trust Co.	$35,438
5/10/12	British Pound Sterling 1,708,517	United States Dollar 2,704,634	State Street Bank and Trust Co.	67,981
5/10/12	Canadian Dollar 2,705,890	United States Dollar 2,727,162	State Street Bank and Trust Co.	11,486
5/10/12	Euro 2,064,977	United States Dollar 2,697,686	State Street Bank and Trust Co.	35,797
5/10/12	Israeli Shekel 10,152,964	United States Dollar 2,703,168	State Street Bank and Trust Co.	(7,377)
5/10/12	Japanese Yen 223,715,048	United States Dollar 2,717,792	State Street Bank and Trust Co.	84,436
5/10/12	New Zealand Dollar 3,338,308	United States Dollar 2,720,120	State Street Bank and Trust Co.	8,348
5/10/12	Norwegian Krone 15,630,432	United States Dollar 2,698,960	State Street Bank and Trust Co.	31,494
5/10/12	Singapore Dollar 3,416,908	United States Dollar 2,713,173	State Street Bank and Trust Co.	47,984
5/10/12	Swedish Krona 18,194,804	United States Dollar 2,692,973	State Street Bank and Trust Co.	13,303
5/10/12	Swiss Franc 2,485,029	United States Dollar 2,700,737	State Street Bank and Trust Co.	37,339

				$366,229

Futures Contracts
					Net Unrealized
Expiration					Appreciation
Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/12	101 E-mini MSCI EAFE Index	Short	$(7,747,840)	$(7,608,330)	$139,510
6/12	90 E-mini MSCI Emerging Markets Index	Short	(4,725,735)	(4,587,300)	138,435
6/12	354 E-mini S&P 500 Index	Short	(24,084,115)	(24,666,720)	(582,605)
6/12	378 United States Dollar Index	Long	30,452,948	29,804,544	(648,404)

					$(953,064)

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April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps
		Portfolio Pays/
		Receives Return					Net Unrealized
	Notional	on Reference		Portfolio Pays/		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Receives Rate	Rate	Date	(Depreciation)

Bank of America	$6,758,485	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD-LIBOR-BBA+0.175%	10/31/12	$0
Bank of America	1,502,444	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD-LIBOR-BBA+0.20%	10/31/12	0
Bank of America	6,451,903	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR-BBA-0.40%	10/31/12	0
Bank of America	6,703,025	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR-BBA-0.40%	10/31/12	0
Bank of America	6,321,275	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.08%	10/31/12	0
Bank of America	1,690,415	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.12%	10/31/12	0
Bank of America	5,692,442	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.14%	10/31/12	0
Bank of America	6,236,493	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.14%	10/31/12	0
Merrill Lynch International	25,145,550	Pays	Excess Return on Dow Jones — UBS Commodity Index	Pays	0.15%	5/2/12	459,935
Merrill Lynch International	1,969,500	Pays	Excess Return on Dow Jones — UBS Commodity Index	Pays	0.15	5/2/12	37,515
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	5/2/12	(130,053)
Merrill Lynch International	170,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	5/2/12	(5,597)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	5/2/12	(5,069)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	5/2/12	29,966

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April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps — continued
		Portfolio Pays/
		Receives Return					Net Unrealized
	Notional	on Reference		Portfolio Pays/		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Receives Rate	Rate	Date	(Depreciation)

Merrill Lynch International	$135,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23%	5/2/12	$425
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	5/2/12	(4,890)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	5/2/12	(23,447)
Merrill Lynch International	145,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	5/2/12	(3,965)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	5/2/12	(13,965)
Merrill Lynch International	204,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	5/2/12	(135)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	5/2/12	37,620
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	5/2/12	7,675
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	5/2/12	(49,497)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	5/2/12	(1,753)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	5/2/12	(58,033)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	5/2/12	(4,081)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	5/2/12	(39,992)

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps — continued
		Portfolio Pays/
		Receives Return					Net Unrealized
	Notional	on Reference		Portfolio Pays/		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Receives Rate	Rate	Date	(Depreciation)

Merrill Lynch International	$135,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23%	5/2/12	$(7,305)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	5/2/12	23,557
Merrill Lynch International	90,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	5/2/12	2,428
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	5/2/12	(14,513)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	5/2/12	(18,665)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	5/2/12	(43,281)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	5/2/12	(1,132)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	5/2/12	(29,425)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	5/2/12	(1,620)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	5/2/12	(17,239)
Merrill Lynch International	90,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	5/2/12	(895)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	5/2/12	(54,639)
Merrill Lynch International	90,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	5/2/12	(6,232)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	5/2/12	(88,486)

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps — continued
		Portfolio Pays/
		Receives Return					Net Unrealized
	Notional	on Reference		Portfolio Pays/		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Receives Rate	Rate	Date	(Depreciation)

Merrill Lynch International	$114,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28%	5/2/12	$(7,335)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	5/2/12	126,247
Merrill Lynch International	95,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	5/2/12	9,235
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	5/2/12	(91,041)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	5/2/12	(21,322)
Merrill Lynch International	110,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	5/2/12	(1,688)
Merrill Lynch International	1,038,000	Receives	Excess Return on Dow Jones — UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	5/2/12	26,458
Merrill Lynch International	95,000	Receives	Excess Return on Dow Jones — UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	5/2/12	(255)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	5/2/12	(13,557)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	5/2/12	(3,035)

							$(1,081)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $769,519. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,408,263 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,244,623, with the highest amount from any one counterparty being $761,061. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $878,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
	Equity	Foreign
Consolidated Statement of Assets and Liabilities Caption	Price	Exchange	Commodity

Net unrealized appreciation*	$277,945	$—	$—
Receivable for open forward foreign currency exchange contracts	—	373,606	—
Receivable for open swap contracts	—	—	761,061

Total Asset Derivatives	$277,945	$373,606	$761,061

Net unrealized appreciation*	$(582,605)	$(648,404)	$—
Payable for open forward foreign currency exchange contracts	—	(7,377)	—
Payable for open swap contracts	—	—	(762,142)

Total Liability Derivatives	$(582,605)	$(655,781)	$(762,142)

*  Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

	Equity	Foreign
Consolidated Statement of Operations Caption	Price	Exchange	Commodity

Net realized gain (loss) —
Financial futures contracts	$(1,781,469)	$503,459	$—
Swap contracts	(1,291,957)	—	244,052
Foreign currency and forward foreign currency exchange contract transactions	—	(295,462)	—

Total	$(3,073,426)	$207,997	$244,052

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$(304,660)	$(648,404)	$—
Swap contracts	—	—	(1,081)
Foreign currency and forward foreign currency exchange contracts	—	366,229	—

Total	$(304,660)	$(282,175)	$(1,081)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $40,370,000, $18,312,000 and $61,826,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$710,187	$18,928,166	$4,408	$19,642,761
Developed Europe	1,282,433	19,769,025	—	21,051,458
Emerging Europe	569,336	4,122,715	—	4,692,051
Latin America	5,893,703	—	—	5,893,703
Middle East/Africa	328,675	4,810,013	—	5,138,688
North America	30,559,390	—	—	30,559,390

Total Common Stocks	$39,343,724	$47,629,919 *	$4,408	$86,978,051

Equity-Linked Securities	$—	$1,765,223	$—	$1,765,223
Rights	1,376	—	—	1,376
Short-Term Investments —
U.S. Treasury Obligations	—	19,975,360	—	19,975,360
Other	—	36,090,308	—	36,090,308

Total Investments	$39,345,100	$105,460,810	$4,408	$144,810,318

Forward Foreign Currency Exchange Contracts	$—	$373,606	$—	$373,606
Futures Contracts	277,945	—	—	277,945
Swap Contracts	—	761,061	—	761,061

Total	$39,623,045	$106,595,477	$4,408	$146,222,930

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,377)	$—	$(7,377)
Futures Contracts	(1,231,009)	—	—	(1,231,009)
Swap Contracts	—	(762,142)	—	(762,142)

Total	$(1,231,009)	$(769,519)	$—	$(2,000,528)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of November 1, 2011 (commencement of operations)	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(931)
Cost of purchases	5,339
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of April 30, 2012	$4,408

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012	$(931)

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory and administrative agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 17, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Parametric Structured Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), as well as the investment advisory agreement of Parametric Structured Absolute Return Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are collectively referred to herein as the “Adviser”) and the sub-advisory agreement of the Portfolio with the Sub-adviser. The Board reviewed information furnished for the October 17, 2011 meeting as well as information previously furnished with respect to the investment advisory agreement of the Portfolio and the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser and Sub-adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, and the Sub-adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and
•	The terms of the investment advisory and administrative agreement, investment advisory agreement and sub-advisory agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Sub-adviser, and the Portfolio’s investment advisory agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund and the investment advisory and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund and the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of such personnel in making investments in long and short exposures to equity securities, commodities and currency markets, including U.S., international and emerging markets equities, and derivative instruments linked to equities, commodities and currencies. The Board also evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in global markets. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of Fund holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement, the investment advisory agreement and the sub-advisory agreements.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, administrative and sub-advisory services, either directly or indirectly through its investment in the Portfolio and the contractual fee rates to be payable by the Portfolio for advisory and sub-advisory services (collectively referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in connection with providing investment advisory and administrative services to the Fund and the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund, the Portfolio and other investment advisory clients.

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio and the Fund, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Parametric Structured Absolute Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Parametric Structured Absolute Return Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Structured Absolute Return Fund and Parametric Structured Absolute Return Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Parametric Structured Absolute Return Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Parametric Structured Absolute Return Portfolio and Eaton Vance Parametric Structured Absolute Return Fund
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Investment Adviser and Administrator of Eaton Vance Parametric Structured Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5797-6/12	PPASARSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Parametric Structured Absolute Return Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: June 18, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 18, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: June 18, 2012